As filed with the Securities and Exchange Commission on July 25, 2006
                        1933 Act Registration No. 2-11357
                       1940 Act Registration No. 811-00582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
      Pre-Effective Amendment No.  [   ]  [   ]
      Post-Effective Amendment No. [120]  [ X ]
            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

      Amendment No.                [75]   [ X ]

                        (Check appropriate box or boxes)


                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                            Washington, DC 20006-1600
                   (Names and Addresses of agents for service)




Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ____________________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ________________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on ________________ pursuant to paragraph (a)(2)


Title of Securities being registered: Shares of Trust Class of Neuberger Berman International Large Cap Fund

                          NEUBERGER BERMAN EQUITY FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 120 ON FORM N-1A

  This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 120 on Form N-1A

Part A - Neuberger Berman International Large Cap Fund Trust Class Prospectus

Part B -    Statement of Additional Information

Part C -    Other Information

Signature Pages

Exhibits


This filing is intended to affect only the Registration Statement of Neuberger Berman International Large Cap Fund Trust Class and does not affect any other series of the Registrant or class of the Fund.

                             [LOGO]  NEUBERGER BERMAN
                                     A LEHMAN BROTHERS COMPANY













Neuberger Berman
EQUITY FUNDS



                                           TRUST CLASS SHARES
                                           International Large Cap Fund





PROSPECTUS July 31, 2006



These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Neuberger Berman


CONTENTS

         EQUITY FUNDS

         International Large Cap Fund................................1


         YOUR INVESTMENT
         Share Prices.................................................

         Privileges and Services......................................

         Distributions and Taxes......................................

         Maintaining Your Account.....................................

         Redemption Fee...............................................

         Market Timing Policy.........................................

         Portfolio Holdings Policy....................................

         Fund Structure...............................................



THIS FUND:
o  is designed for investors with long-term goals in mind
o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
o also offers you the opportunity to diversify your portfolio with a Fund that invests using a blend of growth and value approaches
o carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
o  normally invests at least 80% of its net assets in equity securities


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C) 2006 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

Neuberger Berman
INTERNATIONAL LARGE CAP FUND                                  Ticker Symbol:

GOAL & STRATEGY
THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES.

To pursue this goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging industrialized markets. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Managers look for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

-> FOREIGN STOCKS

THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.


-> GROWTH AND VALUE INVESTING

THE FUND USES A BLEND OF GROWTH AND VALUE STRATEGIES. VALUE INVESTORS SEEK STOCKS TRADING AT BELOW MARKET AVERAGE PRICES BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES BEFORE OTHER INVESTORS DISCOVER THEIR WORTH. GROWTH INVESTORS SEEK COMPANIES THAT ARE ALREADY SUCCESSFUL BUT MAY NOT HAVE REACHED THEIR FULL POTENTIAL.



                         1 International Large Cap Fund

MAIN RISKS

Most of the Fund's performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or sectors whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

->  OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. THE FUND MAY USE DERIVATIVES FOR HEDGING AND FOR SPECULATION. HEDGING COULD REDUCE THE FUND'S LOSSES FROM CURRENCY FLUCTUATIONS, BUT COULD ALSO REDUCE ITS GAINS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS. A DERIVATIVE INSTRUMENT, WHETHER USED FOR HEDGING OR SPECULATION, COULD FAIL TO PERFORM AS EXPECTED, CAUSING A LOSS FOR THE FUND.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                         2 International Large Cap Fund

PERFORMANCE
When this prospectus was prepared, the Fund was new and had no performance record. Accordingly, performance charts are not included.




















                         3 International Large Cap Fund

INVESTOR EXPENSES
The Fund does not charge you any fees for buying, selling, or exchanging shares held for more than 60 days, or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.



FEE TABLE
-------------------------------------------------------------------------------
SHAREHOLDER FEES                                                          None
(% of amount redeemed or exchanged)
These are deducted directly from your investment.
Redemption Fee*                                                           2.00
Exchange Fee*                                                             2.00
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(% of average net assets)
These are deducted from Fund assets, so you pay them indirectly

Management fees**                                                         0.95
Distribution (12b-1) fees                                                 0.10
Other expenses***                                                         1.32
--------------------------------------------------------------------------------
Total annual operating expenses                                           2.37
--------------------------------------------------------------------------------
Minus: Expense reimbursement                                              1.12
--------------------------------------------------------------------------------
Net expenses****                                                          1.25
--------------------------------------------------------------------------------
* These fees are charged on investments held 60 days or less, whether Fund shares are redeemed or exchanged for shares of another Fund. See "Redemption Fee" for more information.

** "Management fees" includes investment management and administration fees.

*** "Other expenses" are based on estimated amounts for the current fiscal year and estimated net assets of $25,000,000.

**** Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the Trust Class of the Fund through 8/31/2009, so that the total annual operating expenses of that class of the Fund are limited to 1.25% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Trust Class will repay NBMI for expenses reimbursed to that class provided that repayment does not cause its annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

At its discretion, NBMI may also voluntarily waive certain fees of the Fund.

EXPENSE EXAMPLE


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                               1 Year               3 Years
Expenses                        $127                 $397


                         4 International Large Cap Fund

INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $115.5 billion in total assets (as of March 31, 2006) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.40% of its average daily net assets for administrative services provided to the Trust Class of the Fund.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's annual report dated August 2006.

PORTFOLIO MANAGERS

BENJAMIN SEGAL is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Segal joined the firms in 1999 and has been the Portfolio Manager of the Fund since its inception in 2006. He has been a Portfolio Manager at Neuberger Berman Management Inc. since 2000, with responsibility for other mutual funds advised by the Manager.

MILU E. KOMER is a Vice President of Neuberger Berman Management Inc. and of Neuberger Berman, LLC. Ms. Komer joined the firms in 2001 and has been the Associate Portfolio Manager of the Fund since its inception in 2006.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.






                         5 International Large Cap Fund

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.

















                             6 International Large

NEUBERGER BERMAN
YOUR INVESTMENT

Trust Class shares of the Fund are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account").

SHARE PRICES

Because Trust Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Unless a redemption fee is applied, the Fund pays you the full share price when you sell shares. The Fund imposes a redemption fee on sales or exchanges of Fund shares held 60 days or less (see "Redemption Fee").

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

->  SHARE PRICE CALCULATIONS

THE PRICE OF A TRUST CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO TRUST CLASS SHARES MINUS ITS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF TRUST CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING


                             7 International Large

A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

PRIVILEGES AND SERVICES

If you purchase Trust Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If yoU already have an account with us, you can place orders to buy, sell, or exchange fund shares.

->  DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Fund makes any distributions once a year (in December).


                         8 International Large Cap Fund

Unless you designate otherwise, your income and capital gain distributions from the Fund will be reinvested in additional shares of the Fund. However, if you prefer you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account, or invested in shares of the same class of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. However, the Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends were paid, the Fund does not expect a significant part of the dividends it pays to be such income.

Distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions from the Fund depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

->  TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.


                         9 International Large Cap Fund

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

->  BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE (1) SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, (2) YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR FAILURE TO REPORT THE RECEIPT OF INTEREST OR DIVIDEND INCOME PROPERLY OR (3) YOU FAIL TO CERTIFY TO THE FUND THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING OR THAT YOU ARE A CORPORATION OR OTHER EXEMPT RECIPIENT.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

->  BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM A DISTRIBUTION.

MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.


If you place your order to purchase shares in writing, you may need a Medallion signature guarantee (see "Medallion Signature Guarantees").


When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.


                         10 International Large Cap Fund

Purchase orders are deemed "accepted" when the Fund's transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent receives your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If you sell shares of the Fund within 60 days or less of purchase, you may be charged a redemption fee (see "Redemption Fee").

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and mail or wire you the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o  both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved
o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order


                         11 International Large Cap Fund

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

If you exchange shares of the Fund within 60 days or less of purchase, you may be charged a redemption fee (see "Redemption Fee").

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o  in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Fund reserves the right to:

o  suspend the offering of shares
o  reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o  change, suspend, or revoke the exchange privilege
o  suspend the telephone order privilege
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
o  take orders to purchase or sell Fund shares when the Exchange is closed


                         12 International Large Cap Fund

->  Medallion Signature Guarantees


YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU PURCHASE OR SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.


MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

->  INVESTMENT PROVIDERS

THE TRUST CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.


MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "WHEN YOU EXCHANGE SHARES").



IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.


->  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

THE FUND HAS ADOPTED A PLAN UNDER WHICH THE TRUST CLASS PAYS 0.10% OF ITS AVERAGE NET ASSETS EVERY YEAR TO SUPPORT SHARE DISTRIBUTION AND SHAREHOLDER SERVICING. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.

->  INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.


                         13 International Large Cap Fund

BUYING SHARES
------------------------------------------------------------------------------- -------------------------------------
METHOD                                          THINGS TO KNOW                              INSTRUCTIONS
---------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK              Your first investment must be at least $1,000   Fill out the application and
                                                                                enclose your check
                                Additional investments can be as little as
                                $100                                            If regular first-class mail, send
                                                                                   to:
                                We cannot accept cash, money orders, starter       NEUBERGER BERMAN FUNDS
                                checks, cashier's checks, travelers checks,        BOSTON SERVICE CENTER
                                or other cash equivalents                          P.O. BOX 8403
                                                                                   BOSTON, MA 02266-8403
                                You will be responsible for any losses or
                                fees resulting from a bad check; if             If express delivery, registered
                                necessary, we may sell other shares belonging   mail, or certified mail, send to:
                                to you in order to cover these losses              NEUBERGER BERMAN FUNDS
                                                                                   C/O STATE STREET BANK AND TRUST
                                All checks must be made out to "Neuberger          COMPANY
                                Berman Funds"; we cannot accept checks             66 BROOKS DRIVE
                                made out to you or other                           BRAINTREE, MA 02184-3839
                                parties and signed over to us
---------------------------------------------------------------------------------------------------------------------
WIRING MONEY                    All wires must be for at least $1,000           Before wiring any money, call
                                                                                800-366-6264 for an order
                                                                                confirmation

                                                                                Have your financial institution
                                                                                send your wire to State Street
                                                                                Bank and Trust Company

                                                                                Include your name, the Fund name,
                                                                                your account number and other
                                                                                information as requested
---------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER FUND    All exchanges must be for at least $1,000       Call 800-366-6264 to place your
                                                                                order
                                Both accounts involved must be registered in
                                the same name, address and tax ID number        To place an order using FUNDFONE(R),
                                                                                call 800-335-9366
                                An exchange order cannot be cancelled or
                                changed once it has been placed
---------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                    We do not accept phone orders for a first       Call 800-366-6264 to notify us of
                                investment                                      your purchase

                                Additional shares will be purchased when your   Immediately follow up with a wire
                                order is accepted                               or electronic transfer

                                Not available on retirement accounts
---------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC           All investments must be at least $100           Call 800-877-9700 for instructions
INVESTMENTS
------------------------------------------------------------------------------- -------------------------------------

                                                14 Your Investment

SELLING SHARES
---------------------------------------------------------------------------------------------------------------------
METHOD                                        THINGS TO KNOW                              INSTRUCTIONS
---------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER            Unless you instruct us otherwise, we will        Send us a letter requesting us to sell
                               mail your proceeds by check to the address       shares signed by all registered owners;
                               of record, payable to the registered             include your name, account number, the
                               owner(s)                                         Fund name, the dollar amount or number
                                                                                of shares you want to sell, and any
                               If you have designated a bank account on         other instructions
                               your application, you can request that we
                               wire the proceeds to this account; if the
                               total balance of all of your Neuberger           If regular first-class mail, send to:
                               Berman fund accounts is less than $200,000,         NEUBERGER BERMAN FUNDS
                               you will be charged an $8.00 wire fee               BOSTON SERVICE CENTER
                                                                                   P.O. BOX 8403
                                                                                   BOSTON, MA 02266-8403
                               You can also request that we send the proceeds
                               to your designated bank account by electronic    If express delivery, registered mail,
                               transfer (ACH) without a fee                     or certified mail, send to:
                                                                                   NEUBERGER BERMAN FUNDS
                               You may need a Medallion signature guarantee        C/O STATE STREET BANK AND TRUST
                                                                                   COMPANY
                               Please also supply us with your e-mail              66 BROOKS DRIVE
                               address and daytime telephone number when           BRAINTREE, MA 02184-3839
                               you write to us in the event we need to
                               reach you
---------------------------------------------------------------------------------------------------------------------
SENDING US A FAX               For amounts of up to $50,000                     Write a request to sell shares as
                                                                                described above
                               Not available if you have changed the
                               address on the account in the past 15 days       Call 800-366-6264 to obtain the
                                                                                appropriate fax number
---------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER          All phone orders to sell shares must be for      Call 800-366-6264 to place your order
                               at least $1,000 unless you are closing out an
                               account                                          Give your name, account number, the
                                                                                Fund name, the dollar amount or number
                               Not available if you have declined the           of shares you want to sell, and any
                               phone option or are selling shares in            other instructions
                               certain retirement accounts (The only
                               exception is for those retirement shareholders   To place an order using FUNDFONE(R), call
                               who are at least 59 1/2 or older and have their  800-335-9366 birthdates on file)

                               Not available if you have changed the
                               address on the account in the past 15 days
---------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER FUND   All exchanges must be for at least $1,000        Call 800-366-6264 to place your order

                               Both accounts involved must be registered        To place an order using FUNDFONE(R), call
                               in the same name, address and tax ID number      800-335-9366

                               An exchange order cannot be cancelled or
                               changed once it has been placed
---------------------------------------------------------------------------------------------------------------------


                                                15 Your Investment

---------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC          For accounts with at least $5,000 worth of       Call 800-877-9700 for instructions
WITHDRAWALS                    shares in them

                               Withdrawals must be at least $100

---------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE                 The Fund charges a 2.00% redemption fee on       See "Redemption Fee" or call
                               shares redeemed or exchanged within 60 days      800-366-6264 for more information
                               or less of purchase
---------------------------------------------------------------------------------------------------------------------










                                                16 Your Investment

->  RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-366-6264 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.

->  INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.

AS A NEUBERGER BERMAN FUNDS SHAREHOLDER WHO BOUGHT SHARES DIRECTLY FROM NEUBERGER BERMAN MANAGEMENT, INC., YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE(R). IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.

REDEMPTION FEE

If you sell your shares of the Fund or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We might not impose the redemption fee on a redemption or an exchange of:

o shares acquired by reinvestment of dividends or other distributions of the Fund;
o  shares held in an account of certain retirement plans;
o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or
o  shares held in certain rebalancing and asset allocation programs.


                               17 Your Investment

If you use an investment provider, you should contact that provider to determine whether it imposes a redemption fee or otherwise has a policy in place to deter short-term trading. From time to time, as circumstances change, we may modify or eliminate certain exemption categories.

MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

To further discourage excessive trading, if a shareholder sells shares of the Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions: the Fund might not impose the fee on a redemption or exchange of shares acquired by reinvestment of dividends or other distributions of the Fund; shares held in an account of certain retirement plans; shares purchased through an intermediary that imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund is available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end.

The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               18 Your Investment

FUND STRUCTURE

The Fund uses a "multiple class" structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the Fund.



















                               19 Your Investment

NEUBERGER BERMAN EQUITY FUNDS

TRUST CLASS SHARES


No load or sales charges


If you would like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

  o a discussion by the Portfolio Managers about strategies and market conditions that significantly affect the Fund's performance
  o  Fund performance data and financial statements
  o  portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

  o  various types of securities and practices, and their risks
  o  investment limitations and additional policies
  o  information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC

->  OBTAINING INFORMATION
YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

---------------------------------------
NEUBERGER BERMAN
---------------------------------------
A LEHMAN BROTHERS COMPANY
---------------------------------------

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180


                               20 Your Investment

SHAREHOLDER SERVICES
800-877-9700


INSTITUTIONAL SERVICES
800-366-6264


www.nb.com




G0227 07/06                                             SEC file number: 811-582

================================================================================

                          NEUBERGER BERMAN EQUITY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                               Trust Class Shares


                               DATED JULY 31, 2006


                  Neuberger Berman INTERNATIONAL LARGE CAP Fund
================================================================================
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700



     Neuberger Berman INTERNATIONAL LARGE CAP Fund (the "Fund") is a mutual fund that offers shares pursuant to a Prospectus dated July 31, 2006.

     The Prospectus for your share class provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.


     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus. The Fund offers Institutional Class shares in another Prospectus. This SAI and corresponding Prospectus relate solely to the Trust Class of shares.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2006 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Cash Management and Temporary Defensive Positions......................3


PERFORMANCE INFORMATION.....................................................23
      Average Annual Total Return Computations..............................23
      Average Annual Total Return After Taxes On Distributions..............23
      Average Annual Total Return After Taxes On Distributions
        and Sale of Fund Shares.............................................24

CERTAIN RISK CONSIDERATIONS.................................................24

TRUSTEES AND OFFICERS.......................................................24

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................40
      Investment Manager and Administrator..................................40
      Sub-adviser...........................................................42
      Portfolio Manager Information.........................................43
      Investment Companies Managed..........................................44
      Codes of Ethics.......................................................47
      Management and Control of Nb Management and Neuberger Berman..........47

DISTRIBUTION ARRANGEMENTS...................................................47
      Distribution Plan.....................................................48

ADDITIONAL PURCHASE INFORMATION.............................................49
      Share Prices and Net Asset Value......................................49
      Automatic Investing and Dollar Cost Averaging.........................50

ADDITIONAL EXCHANGE INFORMATION.............................................50

ADDITIONAL REDEMPTION INFORMATION...........................................57
      Suspension of Redemptions.............................................57
      Redemptions in Kind...................................................57

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................57

ADDITIONAL TAX INFORMATION..................................................58
      Taxation of the Fund..................................................58
      Taxation of the Fund's Shareholders...................................61

FUND TRANSACTIONS...........................................................62
      Commission Recapture Program and Expense Offset Arrangement...........65
      Portfolio Turnover....................................................65
      Proxy Voting..........................................................65

PORTFOLIO HOLDINGS DISCLOSURE...............................................66

REPORTS TO SHAREHOLDERS.....................................................69
ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................69

CUSTODIAN AND TRANSFER AGENT................................................70

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................70

LEGAL COUNSEL...............................................................70

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................70

REGISTRATION STATEMENT......................................................70

APPENDIX A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...............A-1

                             INVESTMENT INFORMATION

     The Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

            (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

            (2)   a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

     Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.

     The  following   investment  policies  and  limitations  of  the  Fund  are fundamental:

      1.  BORROWING.  The Fund may not borrow  money,  except  that the Fund may
(i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

      3. DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to U.S. Government and Agency Securities.

      5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE. The Fund may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

      For purposes of the limitation on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.


      For purposes of the limitation on industry concentration, please note that the Fund relies on the Global Industry Classification Standard, which considers diversified commercial banks and regional commercial banks to be separate industries.


      The Fund has the following fundamental investment policy:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      The following investment policies and limitations are non-fundamental and apply to the Fund as follows:

      1. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

      2. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      3. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      4. EQUITY SECURITIES. The Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days' notice to shareholders. As used in this policy, "net assets" means net assets plus the amount of any borrowing for investment purposes. (The Fund may borrow for investment purposes.)


CASH  MANAGEMENT  AND  TEMPORARY  DEFENSIVE  POSITIONS.

      For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, U.S. Government and Agency Securities, and repurchase agreements. The Fund may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.


      Pursuant to an exemptive order received from the SEC, the Fund also may invest in shares of a money market fund and an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. Investments of uninvested cash in shares of registered money market funds managed by NB Management or an affiliate are limited to amounts not exceeding 25% of the investing fund's total assets.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

     The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. It may not buy all of the types of securities or use all of the investment techniques that are described.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Most such securities held by the Fund are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions that could be costly to the Fund.

     POLICIES AND LIMITATIONS. The Fund may invest up to 15% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a foreign bank or from a U.S. branch or agency of a foreign bank or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If the Fund enters into a repurchase agreement subject to foreign law and the counter party defaults, the Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.


     SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Fund may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.


     POLICIES AND LIMITATIONS. The Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled "Cash Management and Temporary Defensive Positions" for information on how the cash collateral may be invested. The Fund does not count the collateral for purposes of any investment policy or limitation that requires the Fund to invest specific percentages of its asset in accordance with its principal investment program.


     RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

     LEVERAGE. The Fund may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund's net asset value ("NAV"). Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends, if any, will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Fund's investment limitations.

     POLICIES AND LIMITATIONS. Generally, the Fund does not intend to use leverage for investment purposes. The Fund may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

     FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund's rights as an investor.

     The Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions.

     Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

     Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

     The Fund may invest in ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and International Depository Receipts ("IDRs"). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

     POLICIES AND LIMITATIONS. The Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency. The Fund invests primarily in foreign securities.

     FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued purchases and forward commitment transactions enable the Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price.

     The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's NAV as long as the commitment to sell remains in effect.

     POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

     When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

     TECHNOLOGY SECURITIES. These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

     The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

   FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY,
                            "FINANCIAL INSTRUMENTS")

     FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may enter into futures contracts and options on currencies, single stocks, debt securities, interest rates, and securities indices (including those on a narrow-based index) that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

     The Fund may sell futures contracts to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Fund may purchase futures contracts to fix what NB Management believes to be a favorable price for securities the Fund intends to purchase. If a futures contract is purchased by the Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for anticipated differences in volatility between positions the Fund wishes to hedge and the standardized futures contracts available to it, the Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

     With respect to currency futures, the Fund may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, the Fund may purchase a currency futures contract or a call option to protect against an increase in the price of securities that are denominated in that currency and that the Fund intends to purchase. The Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.

     For purposes of managing cash flow, the Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

     A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

     U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

     Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

     "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing the NAV, the Fund marks to market the value of its open futures positions. The Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

     Although the Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

     Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could have an adverse impact on the NAV of the Fund.

     Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter party to a contract executed on a DTEF.

     Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under that act.

     POLICIES AND LIMITATIONS. The Fund may purchase and sell futures for BONA FIDE hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (i.e., in an effort to enhance income). The Fund may also purchase and write put and call options on such futures contracts for BONA FIDE hedging and non-hedging purposes.

     The Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the Portfolio Managers may use such futures and options to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

     When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

     The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

     If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

     When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

     POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on securities. The Fund may also write covered call options and may purchase call options in related closing transactions. The Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do).

     The Fund would purchase a call option to offset a previously written call option. The Fund may purchase call options for hedging or non-hedging purposes.

     PUT OPTIONS ON SECURITIES. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

     When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

     Portfolio securities on which the Fund may write and purchase put options are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

     POLICIES AND LIMITATIONS. The Fund generally writes and purchases put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV). However, the Fund also may use put options for non-hedging purposes.

     GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The Fund also may purchase and sell European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

     Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. The Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counter party, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter party's insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

     The premium the Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

     Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

     The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its inventory. In those cases, additional brokerage commissions are incurred.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

     POLICIES AND LIMITATIONS. The Fund may use American-style options. The Fund may also purchase and sell European-style options and may purchase and sell options that are traded on foreign exchanges.

     The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     PUT AND CALL OPTIONS ON SECURITIES INDICES. The Fund may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Fund's securities or securities the Fund intends to buy. The Fund may write securities index options to close out positions in such options that it has purchased.

     For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

     The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

     Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

     POLICIES AND LIMITATIONS. The Fund may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Fund will be listed and traded on an exchange. The Fund currently does not expect to invest a substantial portion of its assets in securities index options.

     For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Fund will be listed and traded on an exchange.

     FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Fund also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

     Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

     At the consummation of a forward contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

     NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

     However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

     The Fund may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may also invest in securities denominated in currency baskets which consist of a selected group of currencies.

     POLICIES AND LIMITATIONS. The Fund may enter into forward contracts for hedging or non-hedging purposes. When the Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. The Fund may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.

     OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase covered call and put options on foreign currencies. The Fund may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

     Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

     POLICIES AND LIMITATIONS. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, the Fund may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund in amounts equal to the value of the put and call options purchased.

     REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. If the Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

     COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

     Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet current obligations. The Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

     POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

     GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Fund's use of Financial Instruments will be successful.

     The Fund's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if it is to qualify as a RIC. See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

     POLICIES AND LIMITATIONS. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

     SHORT SALES. The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

     The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

     The Fund may also make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

     The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

     POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     FIXED INCOME SECURITIES. While the emphasis of the Fund's investment programs is on common stocks and other equity securities, the Fund may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Fund may invest in investment grade corporate bonds and debentures. The debt securities in which the Fund may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes. The Fund may invest in corporate debt securities rated below investment grade.

     U.S.  Government  Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

     "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

     The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

     Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

     Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Fund warrants exposure to the additional level of risk.

     POLICIES AND LIMITATIONS. The Fund normally may invest up to 20% of its total assets in debt securities. The Fund may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

     Subsequent to its purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Fund. NB Management will make a determination as to whether the Fund should dispose of the downgraded securities.

     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

     POLICIES AND LIMITATIONS. The Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. The Fund may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

     The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

     POLICIES AND LIMITATIONS. Convertible debt securities are subject to the Fund's investment policies and limitations concerning fixed income securities.

     PREFERRED STOCK. The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     SWAP AGREEMENTS. The Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

     POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

     JAPANESE INVESTMENTS. The Fund may invest in foreign securities, including securities of Japanese issuers. From time to time, the Fund may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Fund may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.

     OTHER INVESTMENT COMPANY SECURITIES. The Fund may invest in shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     As a shareholder in an investment company, the Fund would indirectly bear its PRO RATA share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


     POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management or its affiliates for cash management purposes, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and
(iii) 10% of the Fund's total assets in the aggregate. The Fund may also invest in an unregistered fund managed by NB Management or its affiliates as noted in the section entitled "Cash Management and Temporary Defensive Positions."


     INDEXED SECURITIES. The Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund's operations.

                             PERFORMANCE INFORMATION

     The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

AVERAGE ANNUAL TOTAL RETURN COMPUTATIONS
----------------------------------------

     The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                             n
                                       P(1+T)  = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

     NB Management may from time to time waive a portion of its fees due from the Fund or reimburse the Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                             n
                                       P(1+T)  = ATV
                                                    D

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

     An average annual rate of return after taxes on distribution and sale of Fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions and sale of Fund shares ("ATVD(R)") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                            n
                                      P(1+T)  = ATV
                                                   DR

                           CERTAIN RISK CONSIDERATIONS

     Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.


                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information About the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                    ---------
                                                                  PORTFOLIOS IN          OTHER DIRECTORSHIPS
                                                                  -------------          -------------------
                 POSITION AND                                     FUND COMPLEX           HELD OUTSIDE FUND
                 ------------                                    -------------           ----------------
NAME, AGE, AND    LENGTH OF                                       OVERSEEN BY             COMPLEX BY FUND
---------------   ---------                                      -------------            ---------------
ADDRESS (1)      TIME SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    FUND TRUSTEE(4)              TRUSTEE
-----------      --------------    --------------------------    ---------------              -------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John Cannon (76)   Trustee since    Consultant; formerly,             50                Independent  Trustee or  Director of three
                       2000         Chairman, CDC                                       series of Oppenheimer Funds:  Limited Term
                                    Investment Advisers                                 New York  Municipal  Fund,  Rochester Fund
                                    (registered                                         Municipals,  and  Oppenheimer  Convertible
                                    investment adviser),                                Securities Fund since 1992.
                                    1993 to January 1999;
                                    formerly, President
                                    and Chief Executive
                                    Officer, AMA
                                    Investment Advisors,
                                    an affiliate of the
                                    American Medical
                                    Association.

------------------------------------------------------------------------------------------------------------------------------------
Faith Colish (70)  Trustee since    Counsel, Carter                   50                Advisory  Director,  ABA Retirement  Funds
                       1982         Ledyard & Milburn LLP                               (formerly,    American   Bar    Retirement
                                    (law firm) since                                    Association     (ABRA))     since     1997
                                    October 2002;                                       (not-for-profit membership association).
                                    formerly,
                                    Attorney-at-Law and
                                    President, Faith
                                    Colish, A
                                    Professional
                                    Corporation, 1980 to
                                    2002.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                    ---------
                                                                   PORTFOLIOS IN         OTHER DIRECTORSHIPS
                                                                   -------------         -------------------
                 POSITION AND                                     FUND COMPLEX           HELD OUTSIDE FUND
                 ------------                                     -------------          -----------------
NAME, AGE, AND    LENGTH OF                                       OVERSEEN BY             COMPLEX BY FUND
---------------   ---------                                       -----------             ---------------
ADDRESS (1)      TIME SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    FUND TRUSTEE(4)              TRUSTEE
-----------      --------------    --------------------------    ---------------              -------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey     Trustee since    President,                        50                Formerly,  President,  Board of Associates
(68)                   2000         C.A. Harvey                                         to The National Rehabilitation  Hospital's
                                    Associates since                                    Board   of   Directors,   2001  to   2002;
                                    October 2001;                                       formerly,   Member,  Individual  Investors
                                    formerly, Director,                                 Advisory  Committee  to the New York Stock
                                    AARP, 1978 to                                       Exchange Board of Directors,  1998 to June
                                    December 2001.                                      2002.

------------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (73)  Trustee since    Attorney-at-Law;                  50                None.
(73)                   2000         formerly, Senior
                                    Counsel, Loews
                                    Corporation
                                    (diversified
                                    financial
                                    corporation), May
                                    2002 to April 2003;
                                    formerly, Senior Vice
                                    President, Secretary
                                    and General Counsel,
                                    Loews Corporation.

------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh   Trustee since    Marcus Nadler                     50                Director,     The     Caring     Community
(78)                   2000         Professor Emeritus of                               (not-for-profit);  formerly, Director, DEL
                                    Finance and                                         Laboratories,    Inc.    (cosmetics    and
                                    Economics, New York                                 pharmaceuticals),  1978 to 2004; formerly,
                                    University Stern                                    Director,  Apple Bank for Savings, 1979 to
                                    School of Business;                                 1990; formerly,  Director, Western Pacific
                                    formerly, Executive                                 Industries,  Inc.,  1972 to  1986  (public
                                    Secretary-Treasurer,                                company).
                                    American Finance
                                    Association, 1961 to
                                    1979.


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                    ---------
                                                                  PORTFOLIOS IN          OTHER DIRECTORSHIPS
                                                                  -------------          -------------------
                 POSITION AND                                     FUND COMPLEX           HELD OUTSIDE FUND
                 ------------                                     ------------           -----------------
NAME, AGE, AND    LENGTH OF                                       OVERSEEN BY             COMPLEX BY FUND
---------------   ---------                                       -----------             ---------------
ADDRESS (1)      TIME SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    FUND TRUSTEE(4)              TRUSTEE
-----------      --------------    --------------------------    ---------------              -------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf   Trustee since    Retired; formerly,                50                Director,     Webfinancial     Corporation
(69)                   1984         Vice President and                                  (holding  company)  since  December  2002;
                                    General Counsel,                                    formerly,    Director   WHX    Corporation
                                    WHX Corporation                                     (holding  company),  January  2002 to June
                                    (holding company),                                  2005; formerly, Director, State Theatre of
                                    1993 to 2001.                                       New Jersey (not-for-profit  theater), 2000
                                                                                        to  2005;   formerly,   Director,   Kevlin
                                                                                        Corporation (manufacturer of microwave and
                                                                                        other products).

------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien  Trustee since    Formerly, Member,                 50                Director,   Legg  Mason,  Inc.  (financial
(77)                   1993         Investment Policy                                   services   holding  company)  since  1993;
                                    Committee, Edward                                   formerly, Director, Boston Financial Group
                                    Jones, 1993 to 2001;                                (real  estate and tax  shelters),  1993 to
                                    President, Securities                               1999.
                                    Industry Association
                                    ("SIA") (securities
                                    industry's
                                    representative in
                                    government relations
                                    and regulatory
                                    matters at the
                                    federal and state
                                    levels),  1974 to
                                    1992; Adviser to SIA,
                                    November 1992 to
                                    November 1993.

------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon   Trustee since    Retired; formerly,                50                Formerly,   Director,  Pro-Kids  Golf  and
(73)                   1986         Senior Vice                                         Learning  Academy (teach golf and computer
                                    President, Foodmaker,                               usage  to "at  risk"  children),  1998  to
                                    Inc. (operator and                                  2006; formerly,  Director,  Prandium, Inc.
                                    franchiser of                                       (restaurants), March 2001 to July 2002.
                                    restaurants) until
                                    January 1997.


------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                    ---------
                                                                  PORTFOLIOS IN          OTHER DIRECTORSHIPS
                                                                  -------------          -------------------
                 POSITION AND                                     FUND COMPLEX           HELD OUTSIDE FUND
                 ------------                                     ------------           -----------------
NAME, AGE, AND    LENGTH OF                                       OVERSEEN BY             COMPLEX BY FUND
---------------   ---------                                       -----------             ---------------
ADDRESS (1)      TIME SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    FUND TRUSTEE(4)              TRUSTEE
-----------      --------------    --------------------------    ---------------              -------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan  Trustee since    Founding General                  50                None.
(74)                   1982         Partner, Oxford
                                    Partners and Oxford
                                    Bioscience Partners
                                    (venture capital
                                    investing) and
                                    President, Oxford
                                    Venture Corporation
                                    since 1981.
------------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip (56)   Trustee since    General Partner, Seip             50                Director,   H&R  Block,  Inc.   (financial
                   2000; Lead       Investments LP (a                                   services    company)   since   May   2001;
                  Independent       private investment                                  Director,  America  One  Foundation  since
                    Trustee         partnership);                                       1998;    formerly,    Director,    Forward
                  beginning         formerly, President                                 Management,    Inc.   (asset    management
                    2006            and CEO, Westaff,                                   company), 1999 to 2006; formerly Director,
                                    Inc. (temporary                                     E-Bay  Zoological  Society,  1999 to 2003;
                                    staffing), May 2001                                 formerly,  Director,  General Magic (voice
                                    to January 2002;                                    recognition   software),   2001  to  2002;
                                    formerly, Senior                                    formerly,  Director, E-Finance Corporation
                                    Executive at the                                    (credit  decisioning  services),  1999  to
                                    Charles Schwab                                      2003; formerly,  Director,  Save-Daily.com
                                    Corporation, 1983 to                                (micro investing services), 1999 to 2003.
                                    1999, including Chief
                                    Executive Officer,
                                    Charles Schwab
                                    Investment
                                    Management, Inc. and
                                    Trustee, Schwab
                                    Family of Funds and
                                    Schwab Investments,
                                    1997 to 1998, and
                                    Executive Vice
                                    President-Retail
                                    Brokerage, Charles
                                    Schwab Investment
                                    Management,1994 to
                                    1997.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                    ---------
                                                                  PORTFOLIOS IN          OTHER DIRECTORSHIPS
                                                                  -------------          -------------------
                 POSITION AND                                     FUND COMPLEX           HELD OUTSIDE FUND
                 ------------                                     ------------           -----------------
NAME, AGE, AND    LENGTH OF                                       OVERSEEN BY             COMPLEX BY FUND
---------------   ---------                                       -----------             ---------------
ADDRESS (1)      TIME SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    FUND TRUSTEE(4)              TRUSTEE
-----------      --------------    --------------------------    ---------------              -------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight  Trustee since  Private investor and              50                Director,   National   Atlantic   Holdings
(58)                     2000       consultant                                          Corporation    (property    and   casualty
                                    specializing in the                                 insurance  company) since 2004;  Director,
                                    insurance industry;                                 The    Proformance    Insurance    Company
                                    formerly, Advisory                                  (personal   lines  property  and  casualty
                                    Director, Securitas                                 insurance   company)   since  March  2004;
                                    Capital LLC (a global                               formerly, Director,  Providence Washington
                                    private equity                                      Insurance  Company  (property and casualty
                                    investment firm                                     insurance company), December 1998 to March
                                    dedicated to making                                 2006;  formerly,  Director,  Summit Global
                                    investments in the                                  Partners  (insurance  brokerage firm, 2000
                                    insurance sector),                                  to 2005.
                                    1998 to December 2003.

------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp     Trustee since    Regional Manager for              50                None.
(61)                   2000         Mid-Southern Region,
                                    Ford Motor Credit
                                    Company since
                                    September 1997;
                                    formerly, President,
                                    Ford Life Insurance
                                    Company, April 1995
                                    to August 1997.

------------------------------------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                    ---------
                                                                  PORTFOLIOS IN          OTHER DIRECTORSHIPS
                                                                  -------------          -------------------
                 POSITION AND                                     FUND COMPLEX           HELD OUTSIDE FUND
                 ------------                                     ------------           -----------------
NAME, AGE, AND    LENGTH OF                                       OVERSEEN BY             COMPLEX BY FUND
---------------   ---------                                       -----------             ---------------
ADDRESS (1)      TIME SERVED(2)    PRINCIPAL OCCUPATION(S)(3)    FUND TRUSTEE(4)              TRUSTEE
-----------      --------------    --------------------------    ---------------              -------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin*    President         Executive Vice                    50               Director,  Dale  Carnegie and  Associates,
(65)                  and            President and Chief                                Inc.   (private   company)   since   1998;
                    Trustee          Investment Officer,                                Director,    Solbright,    Inc.   (private
                  since 2002         Neuberger Berman Inc.                              company) since 1998.
                                     (holding company)
                                     since 2002 and 2003,
                                     respectively;
                                     Managing Director and
                                     Chief Investment
                                     Officer, Neuberger
                                     Berman since December
                                     2005 and 2003,
                                     respectively;
                                     formerly, Executive
                                     Vice President,
                                     Neuberger Berman,
                                     December 2002 to
                                     2005; Director and
                                     Chairman,
                                     NB Management since
                                     December 2002;
                                     formerly, Executive
                                     Vice President,
                                     Citigroup
                                     Investments, Inc.,
                                     September 1995 to
                                     February 2002;
                                     formerly, Executive
                                     Vice President,
                                     Citigroup Inc.,
                                     September 1995 to
                                     February 2002.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman*  Chairman         Executive Vice                    50                Director and Vice  President,  Neuberger &
(47)                of the          President, Neuberger                                Berman Agency, Inc. since 2000;  formerly,
                    Board,          Berman Inc. (holding                                Director,  Neuberger Berman Inc.  (holding
                     Chief          company) since 1999;                                company),  October  1999  to  March  2003;
                   Executive        Head of Neuberger                                   Trustee,   Frost  Valley  YMCA;   Trustee,
                    Officer         Berman Inc.'s Mutual                                College of Wooster.
                      and           Funds Business (since
                    Trustee         1999) and
                  since 1999        Institutional
                                    Business (1999 to
                                    October 2005);
                                    responsible for
                                    Managed Accounts
                                    Business and
                                    intermediary
                                    distribution since
                                    October 1999;
                                    President and
                                    Director, NB
                                    Management since
                                    1999; Managing
                                    Director, Neuberger
                                    Berman since 2005;
                                    formerly, Executive
                                    Vice President,
                                    Neuberger Berman,
                                    1999 to December
                                    2005; formerly,
                                    Principal, Neuberger
                                    Berman, 1997 to 1999;
                                    formerly, Senior Vice
                                    President, NB
                                    Management, 1996 to
                                    1999.
------------------------------------------------------------------------------------------------------------------------------------

   (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

   (2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her  successor  is elected or the Trust  terminates;  except  that (a) any Fund  Trustee  may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees;  (c) any Fund Trustee who requests to be retired,  or who has become unable to serve, may be retired by a written  instrument


                                                     29

        signed by a  majority  of the other  Fund  Trustees;  and (d) any Fund  Trustee  may be  removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

    (3) Except as otherwise  indicated,  each individual has held the positions shown for at least the last five years.

    (4) For funds  organized  in a  master-feeder  structure,  we count the master fund and its  associated feeder funds as a single portfolio.

     *  Indicates a Fund  Trustee  who is an  "interested  person"  within the meaning of the 1940 Act.  Mr.
        Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Neuberger Berman.

INFORMATION ABOUT THE OFFICERS OF THE TRUST
-------------------------------------------

NAME, AGE, AND ADDRESS(1)   POSITION AND LENGTH OF    PRINCIPAL OCCUPATION(S)(3)
--------------------------  -----------------------   -------------------------
                                TIME SERVED(2)
                                ---------------

Andrew B. Allard (45)        Anti-Money Laundering     Senior Vice President,
                           Compliance Officer since    Neuberger Berman since
                                     2002              2006; Deputy General
                                                       Counsel, Neuberger Berman
                                                       since 2004; formerly,
                                                       Vice President, Neuberger
                                                       Berman, 2000 to 2006;
                                                       formerly, Associate
                                                       General Counsel,
                                                       Neuberger Berman, 1999 to
                                                       2004; formerly, Associate
                                                       General Counsel, NB
                                                       Management, 1994 to 1999;
                                                       Anti-Money Laundering
                                                       Compliance Officer,
                                                       fifteen registered
                                                       investment companies for
                                                       which NB Management acts
                                                       as investment manager and
                                                       administrator (seven
                                                       since 2002, three since
                                                       2003, four since 2004 and
                                                       one since 2005) and one
                                                       registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006).

Michael J. Bradler (36)       Assistant Treasurer      Vice President, Neuberger
                                  since 2005           Berman since 2006;
                                                       Employee, NB Management
                                                       since 1997; Assistant
                                                       Treasurer, fifteen
                                                       registered investment
                                                       companies for which NB
                                                       Management acts as
                                                       investment manager and
                                                       administrator (fifteen
                                                       since 2005) and one
                                                       registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006).

Claudia A. Brandon (49)      Secretary since 1985      Vice President-Mutual
                                                       Fund Board Relations, NB
                                                       Management since 2000 and
                                                       Assistant Secretary since
                                                       2004; Vice President,
                                                       Neuberger Berman since
                                                       2002 and Employee since
                                                       1999; formerly, Vice
                                                       President, NB Management,
                                                       1986 to 1999; Secretary,
                                                       fifteen registered
                                                       investment companies for
                                                       which NB Management acts
                                                       as investment manager and
                                                       administrator (three
                                                       since 2000, four since
                                                       2002, three since 2003,
                                                       four since 2004 and one
                                                       since 2005) and one
                                                       registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006).

Robert Conti (49)       Vice President since 2000      Senior Vice President,
                                                       Neuberger Berman since
                                                       2003; formerly, Vice
                                                       President, Neuberger
                                                       Berman, 1999 to 2003;
                                                       Senior Vice President, NB
                                                       Management since 2000;
                                                       formerly, Controller, NB
                                                       Management, 1994 to 1996;
                                                       formerly, Treasurer, NB
                                                       Management, 1996 to 1999;
                                                       Vice President, fifteen
                                                       registered investment
                                                       companies for which NB
                                                       Management acts as
                                                       investment manager and
                                                       administrator (three
                                                       since 2000, four since
                                                       2002, three since 2003,
                                                       four since 2004 and one
                                                       since 2005) and one
                                                       registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006).

NAME, AGE, AND ADDRESS(1)   POSITION AND LENGTH OF    PRINCIPAL OCCUPATION(S)(3)
-------------------------   ----------------------    -------------------------
                                TIME SERVED(2)
                                ---------------

Brian J. Gaffney (52)    Vice President since 2000     Managing Director,
                                                       Neuberger Berman since
                                                       1999; Senior Vice
                                                       President, NB Management
                                                       since 2000; formerly,
                                                       Vice President, NB
                                                       Management, 1997 to 1999;
                                                       Vice President, fifteen
                                                       registered investment
                                                       companies for which NB
                                                       Management acts as
                                                       investment manager and
                                                       administrator (three
                                                       since 2000, four since
                                                       2002, three since 2003,
                                                       four since 2004 and one
                                                       since 2005) and one
                                                       registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006).

Maxine L. Gerson (55)      Chief Legal Officer         Senior Vice President,
                           since 2005 (only for        Neuberger Berman since
                           purposes of sections 307    2002; Deputy General
                           and 406 of the              Counsel and Assistant
                           Sarbanes-Oxley Act of       Secretary, Neuberger
                           2002)                       Berman since 2001;
                                                       formerly, Vice President,
                                                       Neuberger Berman, 2001 to
                                                       2002; formerly, Associate
                                                       General Counsel,
                                                       Neuberger Berman, 2001;
                                                       formerly, Counsel,
                                                       Neuberger Berman, 2000;
                                                       Secretary and General
                                                       Counsel, NB Management
                                                       since 2004.

Sheila R. James (41)          Assistant Secretary      Employee, Neuberger
                                  since 2002           Berman since 1999;
                                                       formerly, Employee, NB
                                                       Management, 1991 to 1999;
                                                       Assistant Secretary,
                                                       fifteen registered
                                                       investment companies for
                                                       which NB Management acts
                                                       as investment manager and
                                                       administrator (seven
                                                       since 2002, three since
                                                       2003, four since 2004 and
                                                       one since 2005) and one
                                                       registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006).

Kevin Lyons (51)              Assistant Secretary      Employee, Neuberger
                                  since 2003           Berman since 1999;
                                                       formerly, Employee, NB
                                                       Management, 1993 to 1999;
                                                       Assistant Secretary,
                                                       fifteen registered
                                                       investment companies for
                                                       which NB Management acts
                                                       as investment manager and
                                                       administrator (ten since
                                                       2003, four since 2004 and
                                                       one since 2005) and one
                                                       registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006).

John M. McGovern (36)     Treasurer and Principal      Vice President, Neuberger
                         Financial and Accounting      Berman since 2004;
                            Officer since 2005;        Employee, NB Management
                         prior thereto, Assistant      since 1993; Treasurer and
                           Treasurer since 2002        Principal Financial and
                                                       Accounting Officer,
                                                       fifteen registered
                                                       investment companies for
                                                       which NB Management acts
                                                       as investment manager and
                                                       administrator (fifteen
                                                       since 2005) and one
                                                       registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006);
                                                       formerly, Assistant
                                                       Treasurer, fifteen
                                                       registered investment
                                                       companies for which NB
                                                       Management acts as
                                                       investment manager and
                                                       administrator, 2002 to
                                                       2005.

NAME, AGE, AND ADDRESS(1)   POSITION AND LENGTH OF    PRINCIPAL OCCUPATION(S)(3)
--------------------------  -----------------------   -------------------------
                                TIME SERVED(2)
                                ---------------

Frank Rosato (35)           Assistant Treasurer        Vice President, Neuberger
                                since 2005             Berman since 2006;
                                                       Employee, NB Management
                                                       since 1995; Assistant
                                                       Treasurer, fifteen
                                                       registered investment
                                                       companies for which NB
                                                       Management acts as
                                                       investment manager and
                                                       administrator (fifteen
                                                       since 2005) and one
                                                       registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006).

Frederic B. Soule (59)   Vice President since 2000     Senior Vice President,
                                                       Neuberger Berman since
                                                       2003; formerly, Vice
                                                       President, Neuberger
                                                       Berman, 1999 to 2003;
                                                       formerly, Vice President,
                                                       NB Management, 1995 to
                                                       1999; Vice President,
                                                       fifteen registered
                                                       investment companies for
                                                       which NB Management acts
                                                       as investment manager and
                                                       administrator (three
                                                       since 2000, four since
                                                       2002, three since 2003,
                                                       four since 2004 and one
                                                       since 2005) and one
                                                       registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006).

Chamaine Williams (35)   Chief Compliance Officer      Vice President, Lehman
                                  since 2005           Brothers Inc. since 2003;
                                                       Chief Compliance Officer,
                                                       fifteen registered
                                                       investment companies for
                                                       which NB Management acts
                                                       as investment manager
                                                       and administrator
                                                       (fifteen since 2005) and
                                                       one registered investment
                                                       company for which Lehman
                                                       Brothers Asset Management
                                                       Inc., acts as investment
                                                       adviser (since 2006);
                                                       Chief Compliance Officer,
                                                       Lehman Brothers Asset
                                                       Management Inc. since
                                                       2003; Chief Compliance
                                                       Officer, Lehman Brothers
                                                       Alternative Investment
                                                       Management LLC since
                                                       2003; formerly, Vice
                                                       President, UBS Global
                                                       Asset Management (US)
                                                       Inc. (formerly, Mitchell
                                                       Hutchins Asset
                                                       Management, a
                                                       wholly-owned subsidiary
                                                       of PaineWebber Inc.),
                                                       1997-2003.


--------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

THE BOARD OF TRUSTEES
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Fund's accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firms; and (e) to act as a liaison between the Fund's independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met seven times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman) and Edward I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met one time. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Barry Hirsch, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met one time.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee did not meet.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended August 31, 2005, the Committee met five times.


     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing are not readily available; (d) oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which the Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are
Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met eight times.


     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met two times.

     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective
July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of Fund Trustees. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.


                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/05
                          -----------------------------


                                                    TOTAL COMPENSATION FROM
                                                  INVESTMENT COMPANIES IN THE
                                  AGGREGATE            NEUBERGER BERMAN
NAME AND POSITION WITH THE       COMPENSATION     FUND COMPLEX PAID TO FUND
TRUST                            FROM THE TRUST            TRUSTEES
------                           --------------            --------

INDEPENDENT FUND TRUSTEES

John Cannon                           $27,441                       $91,396
Trustee

Faith Colish                          $25,380                       $84,394
Trustee

C. Anne Harvey                        $25,380                       $84,394
Trustee

                                                    TOTAL COMPENSATION FROM
                                                  INVESTMENT COMPANIES IN THE
                                  AGGREGATE            NEUBERGER BERMAN
NAME AND POSITION WITH THE       COMPENSATION     FUND COMPLEX PAID TO FUND
TRUST                            FROM THE TRUST            TRUSTEES
------                           --------------            --------

Barry Hirsch                          $25,380                       $84,394
Trustee

Robert A. Kavesh                      $23,072                       $76,894
Trustee

Howard A. Mileaf                      $25,380                       $84,394
Trustee

Edward I. O'Brien                     $25,380                       $84,394
Trustee

William E. Rulon                      $23,072                       $76,894
Trustee

Cornelius T. Ryan                     $28,928                       $96,366
Trustee

Tom Decker Seip                       $27,126                       $90,370
Trustee

Candace L. Straight                   $25,380                       $84,394
Trustee

Peter P. Trapp                        $27,441                       $91,396
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                             $0                            $0
Trustee

Peter E. Sundman                           $0                            $0
Trustee

     As the Fund was not operational prior to the date of this SAI, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

OWNERSHIP OF SECURITIES
-----------------------

     As of the date of this SAI, the Fund was new and had not yet issued any shares.

The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family.

-------------------------------------------------------------------------------
                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                            REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE             IN FAMILY OF INVESTMENT COMPANIES*
-------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
-------------------------------------------------------------------------------
John Cannon                                                               None
-------------------------------------------------------------------------------
Faith Colish                                                  $50,000-$100,000
-------------------------------------------------------------------------------
C. Anne Harvey                                                            None
-------------------------------------------------------------------------------
Barry Hirsch                                                              None
-------------------------------------------------------------------------------
Robert A. Kavesh                                               $10,000-$50,000
-------------------------------------------------------------------------------
Howard A. Mileaf                                              $50,000-$100,000
-------------------------------------------------------------------------------
Edward I. O'Brien                                                Over $100,000
-------------------------------------------------------------------------------
William E. Rulon                                                    $1-$10,000
-------------------------------------------------------------------------------
Cornelius T. Ryan                                                         None
-------------------------------------------------------------------------------
Tom Decker Seip                                                           None
-------------------------------------------------------------------------------
Candace L. Straight                                              Over $100,000
-------------------------------------------------------------------------------
Peter P. Trapp                                                $50,000-$100,000
-------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
-------------------------------------------------------------------------------
Jack L. Rivkin                                                            None
-------------------------------------------------------------------------------
Peter E. Sundman                                                 Over $100,000
-------------------------------------------------------------------------------

    * Valuation as of December 31, 2005.

INDEPENDENT FUND TRUSTEES OWNERSHIP OF SECURITIES

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------


     NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust dated November 3, 2003 ("Management Agreement").


     The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund.

     NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.


     NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Fund pursuant to an administration agreement with the Trust dated November 3, 2003 ("Administration Agreement"). For such administrative services, the Trust Class of the Fund pays NB Management a fee based on the Class's average daily net assets, as described below.


     Under the Administration Agreement for the Trust Class, NB Management also provides to the Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third-party investment providers, such as brokers, banks, or pension administrators ("Institutions"). NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or Institutions in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the Institutions solicit and gather shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

     NB Management enters into administrative services agreements with third parties, including investment providers, pursuant to which it compensates such third parties for accounting, recordkeeping and other services that they provide in connection with investments in the Fund.

     From time to time, the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

     Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Fund intends to contract with Institutions for only those services they may legally provide. If, due to a change in laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management or the Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Fund or its shareholders adversely.

MANAGEMENT AND ADMINISTRATION FEES
----------------------------------

     For investment management services, the Fund pays NB Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of average daily net assets in excess of $4 billion.

     For administrative services, the Trust Class of the Fund pays NB Management a fee at the annual rate of 0.40% of the Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Fund Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate such third party that provides such services. In addition, the Fund may compensate such third parties for accounting and other services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Trust Class of the Fund; see "Distribution Arrangements," below.)

WAIVERS AND REIMBURSEMENTS
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to the Fund, the appropriateness of any such undertaking is determined on a class-by-class basis.


TRUST CLASS
-----------

     NB Management has contractually undertaken to waive fees or reimburse the Trust Class of the Fund so that the total operating expenses of the Trust Class (excluding interest, taxes, brokerage commissions and extraordinary expenses) are limited to 1.25% per annum of the Trust Class' average daily net assets. This undertaking lasts until August 31, 2009.

     The Fund's Trust Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.25% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

     The Management Agreement continues until October 31, 2007. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in the Fund. The Administration Agreement continues until October 31, 2006. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

     The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER
-----------

     NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated November 3, 2003 ("Sub-Advisory Agreement").

     The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

     The Sub-Advisory Agreement continues until October 31, 2007 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to the Fund if they are assigned or if the Management Agreement terminates with respect to the Fund.

     Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

PORTFOLIO MANAGER INFORMATION
-----------------------------

      OTHER ACCOUNTS MANAGED
      ----------------------

     Milu E. Komer and Benjamin Segal are each a Portfolio Manager of the Fund and will have day-to-day management responsibility when the Fund commences operations.

     The table below describes the other accounts for which each Portfolio Manager has day-to-day management responsibility as of March 31, 2006.

                                               NUMBER OF
                                   TOTAL       ACCOUNTS       ASSETS MANAGED FOR
                                   ASSETS     MANAGED FOR     WHICH ADVISORY FEE
                       NUMBER OF   MANAGED   WHICH ADVISORY          IS
                       ACCOUNTS      ($         FEE IS         PERFORMANCE-BASED
  TYPE OF ACCOUNT       MANAGED   MILLIONS)  PERFORMANCE-BASED   ($ MILLIONS)

MILU E. KOMER

Registered Investment       6      $2,533          0                  0
Companies*

Other Pooled Investment     0           0          0                  0
Vehicles

Other Accounts**          600        $923          0                  0

BENJAMIN SEGAL

Registered Investment       6      $2,533          0                  0
Companies*

Other Pooled Investment     0           0          0                  0
Vehicles

Other Accounts**          600        $923          0                  0


*Registered Investment Companies include: Mutual Funds.

**Other Accounts include: Institutional Separate Accounts, Sub-Advised, and Managed Accounts (WRAP).

      CONFLICTS OF INTEREST
      ---------------------

     Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NB Management, Neuberger Berman and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

      COMPENSATION
      ------------

     A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

     NB Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

     In  addition,   there  are  additional  stock  and  option  award  programs available.


     NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

      OWNERSHIP OF SECURITIES
      -----------------------

     As of the date of this SAI, the Fund was new and had not yet issued any shares.

INVESTMENT COMPANIES MANAGED
----------------------------

     As of December 31, 2005, the investment companies managed by NB Management had aggregate net assets of approximately $32.5 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                           DECEMBER 31, 2005
----                                                           -----------------

National Municipal Money Fund.....................................$200,000,010

Neuberger Berman Cash Reserves....................................$485,037,514

Neuberger Berman Government Money Fund............................$345,418,424

Neuberger Berman High Income Bond Fund............................$718,594,320

Lehman Brothers Core Bond Fund.....................................$74,844,999

Lehman Brothers Municipal Money Fund..............................$549,239,538

Lehman Brothers New York Municipal Money Fund.....................$100,000,010

Neuberger Berman Limited Maturity Bond Fund.......................$168,896,013

Neuberger Berman Municipal Securities Trust........................$33,794,361

Neuberger Berman Strategic Income Fund.............................$24,843,484

Tax-Free Money Fund...............................................$400,000,010

Neuberger Berman Century Fund..................................... $10,654,095

Neuberger Berman Fasciano Fund................................... $551,036,534

Neuberger Berman Focus Fund.....................................$1,274,540,064

Neuberger Berman Genesis Fund..................................$11,401,947,862

Neuberger Berman Guardian Fund..................................$1,597,621,128

Neuberger Berman International Fund.............................$1,106,888,777

Neuberger Berman International Institutional Fund.................$174,192,576

Neuberger Berman Manhattan Fund...................................$359,824,631

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                           DECEMBER 31, 2005
----                                                           -----------------

Neuberger Berman Millennium Fund...................................$55,534,491

Neuberger Berman Partners Fund..................................$2,981,981,082

Neuberger Berman Real Estate Fund..................................$47,193,989

Neuberger Berman Regency Fund.....................................$157,074,388

Neuberger Berman Socially Responsive Fund.........................$539,777,741

Neuberger Berman Advisers Management Trust......................$2,477,302,428

Neuberger Berman Intermediate Municipal Fund Inc..................$485,828,721

Neuberger Berman California Intermediate Municipal Fund Inc.......$159,766,066

Neuberger Berman New York Intermediate Municipal Fund Inc.........$129,176,653

Neuberger Berman Real Estate Income Fund Inc......................$144,708,907

Neuberger Berman Realty Income Fund Inc...........................$820,794,596

Neuberger Berman Real Estate Securities Income Fund Inc...........$797,950,554

Neuberger Berman Income Opportunity Fund Inc......................$416,804,093

Neuberger Berman Dividend Advantage Fund Inc. ....................$179,585,351

Institutional Liquidity Portfolio...............................$2,126,828,567

Prime Portfolio.................................................$1,860,550,502

     The investment decisions concerning the Fund and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the Funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS
---------------

     The Fund, NB Management and Neuberger Berman, LLC have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund's Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the Funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN
------------------------------------------------------------

     Neuberger Berman and NB Management are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust.

     Lehman Brothers Holding Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and

Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                            DISTRIBUTION ARRANGEMENTS

     The Fund offers two classes of shares, known as Institutional Class shares and Trust Class shares. This SAI and corresponding Prospectus relate solely to the Trust Class of shares.

DISTRIBUTOR
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Trust Class shares are offered on a no-load basis .

     In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

     The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

     From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of shares of a certain Class.


     The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution and Services Agreement with respect to the Trust Class Shares of the Fund ("Distribution Agreement"). The Distribution Agreement continues until October 31, 2006. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.


DISTRIBUTION PLAN
-----------------

     The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Trust Class of the Fund. The Plan provides that the Fund will compensate NB Management for administrative and other services provided to the Fund, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Fund. Under the Plan, NB Management receives from the Trust Class of the Fund a fee at the annual rate of 0.10% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class's plan complies with these rules.

     The Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made.

     Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a
reasonable   likelihood   that  the  Plan  will   benefit  the  Fund  and  their
shareholders. To the extent the Plan allows the Fund to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

     The Plan continues until October 31, 2006. The Plan is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Trust Class of the Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. The Plan is terminable with respect to the Trust Class of the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

     From time to time, the Fund may be closed to new investors. Because the Plan for the Trust Class shares of the Fund pays for ongoing shareholder and account services, the Board may determine that it is appropriate for the Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE
--------------------------------

     The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

     The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Fund Trustees believe accurately reflects fair value.

     The Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

     The Fund's securities are traded primarily in foreign markets that may be open on days when the NYSE is closed. As a result, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund.

     If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Fund Trustees have authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

     If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING
---------------------------------------------

     The Fund's Trust Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a Trust Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Trust Class shareholder's checking account. In either case, the minimum monthly investment is $100. A Trust Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

     Automatic investing enables a Trust Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a Trust Class shareholder's average cost of Fund shares generally would be lower than if the Trust Class shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

     As more  fully  set  forth  in the  section  of the  Prospectuses  entitled
"Maintaining Your Account," if shareholders purchased a Fund's Advisor, Institutional, Investor, Neuberger Berman Investor, or Trust Class shares directly, they may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other Fund(s) are met (for purposes of the exchange privilege, Neuberger Berman Investor Class and Investor Class are considered in the same class). Investor Class and Neuberger Berman Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class and Neuberger Berman Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

     Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Advisor, Trust, or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for Lehman Brothers Institutional Class shareholders, Strategic Income Fund Institutional

Class shareholders, International Institutional Fund shareholders, or Genesis Fund Institutional Class shareholders.

     Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

EQUITY FUNDS
------------

   Neuberger Berman            Seeks  long-term  growth  of  capital;  dividend
   Century Fund                income is a secondary  goal.  Invests  mainly in
                               common stocks of large-capitalization companies.
                               The Portfolio Manager seeks to buy companies with strong historical and prospective earnings growth.

   Neuberger Berman            Seeks long-term  capital  growth.  The Portfolio
   Fasciano Fund               Manager also may consider a company's  potential
                               for income  prior to  selecting it for the Fund.
                               The Fund invests  mainly in the common stocks of
                               small-cap  companies,  I.E.,  those with a total
                               market value of no more than $1.5 billion at the
                               time  the  Fund  first   invests  in  them.   In
                               selecting  companies that the Portfolio  Manager
                               believes   may   have   greater   potential   to
                               appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

   Neuberger Berman            Seeks  long-term  growth  of  capital.   Invests
   Focus Fund                  mainly  in  common   stocks   selected  from  13
                               multi-industry   sectors  of  the  economy.   To
                               maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy, and may invest
                               50% or more of its assets in any one sector.

   Neuberger Berman            Seeks  growth  of  capital.  Invests  mainly  in
   Genesis Fund                stocks   of   companies    with   small   market
                               capitalizations  (no more than $1.5  billion  at
   (This Fund is closed        the  time  of  the   Fund's   investment).   The
   to new investors.)          Portfolio  Managers  seek to buy the  stocks  of
                               undervalued   companies  whose  current  product
                               lines and balance sheets are strong.

   Neuberger Berman            Seeks   long-term    growth   of   capital   and
   Guardian Fund               secondarily,  current income.  Invests mainly in
                               stocks of mid- to large-capitalization companies that are well positioned and are undervalued in the market.

EQUITY FUNDS
------------

   Neuberger Berman            Seeks   long-term    capital   appreciation   by
   International Fund          investing  primarily  in foreign  stocks  of any
                               capitalization, both in developed economies and in emerging markets. The Portfolio Managers seek undervalued companies in countries with strong potential for growth.

   Neuberger Berman            Seeks   long-term   capital    appreciation   by
   International               investing  primarily  in  foreign  stocks of any
   Institutional Fund          capitalization,  both in developed economies and
                               in emerging markets. The Portfolio Managers seek undervalued companies in countries with strong potential for growth.

   Neuberger Berman            Seeks   long-term   capital    appreciation   by
   International Large         investing primarily in common  stocks of foreign
   Cap Fund                    companies, both in  developed  economies  and in
                               emerging markets. The Portfolio Managers seek undervalued companies in countries with strong potential for growth.

   Neuberger Berman            Seeks growth of capital.  Invests in  securities
   Manhattan Fund              believed to  have  the  maximum   potential  for
                               long-term capital  appreciation.  The  Portfolio
                               Managers seek fast-growing  companies with above
                               average sales and competitive  returns on equity
                               relative to their peers.  Factors in identifying
                               these firms may  include  financial strength,  a
                               strong  position   relative  to competitors  and
                               strong earnings growth relative to competitors.

   Neuberger Berman            Seeks growth of capital by  investing  mainly in
   Millennium Fund             common stocks of small-capitalization companies,
                               which it defines as those with a total market value of no more than $2 billion at the time of initial investment. The Portfolio Managers take a growth approach to stock selection, looking for fast growing companies with above average sales and competitive returns on equity relative to their peers. Factors in identifying these firms may include financial strength, a strong position relative to competitors and strong earnings growth relative to competitors.

   Neuberger Berman            Seeks capital growth through an approach that is
   Partners Fund               intended to  increase  capital  with  reasonable
                               risk.    The   Portfolio    Manager   looks   at
                               fundamentals,   focusing  particularly  on  cash
                               flow, return on capital, and asset values.

EQUITY FUNDS
------------

   Neuberger Berman            Seeks total return  through  investment  in real
   Real Estate Fund            estate  securities,   emphasizing  both  capital
                               appreciation and current income.

   Neuberger Berman            Seeks growth of capital by  investing  primarily
   Regency Fund                in common stocks of mid-capitalization companies
                               which the Portfolio Manager believes have solid fundamentals.

   Neuberger Berman            Seeks  long-term  growth of capital by investing
   Socially Responsive         primarily in securities  of companies  that meet
   Fund                        the Fund's financial criteria and social policy.

INCOME FUNDS
------------

   Neuberger Berman            A  money   market   fund   seeking  the  highest
   Cash Reserves               available  current income consistent with safety
                               and liquidity. The Fund invests in high-quality money market instruments. The Fund may also engage in reverse repurchase agreements and securities lending. It seeks to maintain a constant purchase and redemption price of $1.00.

   Neuberger Berman            A U.S.  Government  money  market  fund  seeking
   Government Money Fund       maximum  safety and  liquidity  and the  highest
                               available  current  income.  The Fund invests in
                               securities  issued or guaranteed as to principal
                               or interest by the U.S. Government, its agencies
                               and  instrumentalities and repurchase agreements
                               on such securities.  The Fund may also engage in
                               reverse  repurchase  agreements  and  securities
                               lending.   It  seeks  to   maintain  a  constant
                               purchase and redemption price of $1.00.

INCOME FUNDS
------------

   Neuberger Berman            Seeks high total returns consistent with capital
   High Income Bond Fund       preservation.    The   Fund   normally   invests
                               primarily  in a  diversified  portfolio  of U.S.
                               intermediate-term, high-yield corporate bonds, including those sometimes known as "junk" bonds.

   Lehman Brothers             Seeks  to  maximize   total   return   through  a
   Core Bond Fund              combination  of income and capital  appreciation.
                               The  Fund   normally   invests  in  high  quality
                               fixed-income    securities.    Corporate   bonds,
                               commercial paper or bonds secured by assets such as home mortgages, generally, must at least be an A*/; bonds issued by the U.S. Government or its agencies are considered high quality.

   Neuberger Berman            Seeks the highest current income  consistent with
   Limited Maturity Bond       low  risk  to  principal   and   liquidity   and,
   Fund                        secondarily,  total  return.  The Fund invests in
                               debt  securities,   primarily  investment  grade;
                               maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.

MUNICIPAL FUNDS
---------------

   Neuberger Berman            Seeks high  current  tax-exempt  income  with low
   Municipal Securities        risk to principal, limited price fluctuation, and
   Trust                       liquidity  and,  secondarily,  total return.  The
                               Fund  invests  in  investment   grade   municipal
                               securities with a maximum average duration of 10 years.

   National Municipal          Seeks the highest available current income exempt
   Money Fund                  from federal  income tax that is consistent  with
                               safety and liquidity.  The Fund normally  invests
                               at least 80% of its net  assets in  high-quality,
                               short-term   securities  from  municipal  issuers
                               around the country. The Fund seeks to maintain a stable $1.00 share price.

   Lehman Brothers Municipal   A money market fund  seeking the maximum  current
   Money Fund                  income exempt from federal income tax, consistent
                               with safety and  liquidity.  The Fund  invests in
                               high-quality, short-term municipal securities. It
                               seeks  to  maintain  a  constant   purchase   and
                               redemption price of $1.00.

MUNICIPAL FUNDS
---------------

   Lehman Brothers New York    A money market fund seeking the highest available
   Municipal Money Fund        current income exempt from federal income tax and
                               New York State and New York City personal  income
                               taxes  that  is   consistent   with   safety  and
                               liquidity. The Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to maintain a stable $1.00 share price.

   Tax-Free Money Fund         Seeks the highest available current income exempt
                               from  federal  income  tax  and,  to  the  extent
                               possible,  from the federal  alternative  minimum
                               tax,   that  is   consistent   with   safety  and
                               liquidity. The Fund normally invests at least 80%
                               of its net  assets  in  high-quality,  short-term
                               municipal  securities.  The  Fund  also  normally
                               invests  at  least  80%  of  its  net  assets  in
                               securities   the  interest  on  which  is  not  a
                               preference item for federal alternative minimum tax purposes. The Fund seeks to maintain a stable
                               $1.00 share price.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

     Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that NATIONAL Municipal Money Fund, Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK Municipal Money Fund, or TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced Funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

     Each of the Funds, except Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds, may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Fund will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

       o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

       o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------

     The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND
-------------------

     The Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. The Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), net capital gains, and net gains from foreign currency transactions earned or realized by the Fund. Capital gain realization is one factor that a portfolio manager may consider in deciding when to sell a security. The Fund's net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Fund's NAV until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

     The  Fund  normally  pays  dividends   from  net   investment   income  and
distributions of net realized capital and foreign currency gains, if any, once annually, in December.

     The Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

     A cash election with respect to the Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver the Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares of the relevant Class until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND
--------------------

     To qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies, and (ii) as a result of the American Jobs Creation Act of 2004 ("2004 Act"), net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more QPTPs. If the Fund (as noted above under "Investment Information -- Cash Management and Temporary Defensive Positions") invests cash collateral received in connection with securities lending in an unregistered fund, the Fund generally will be treated as (x) owning a proportionate share of the unregistered fund's assets for purposes of determining the Fund's compliance with the foregoing diversification requirements and certain other provisions (including the provision that permits it to enable its shareholders to get the benefit of foreign taxes it pays, as described below) and (y) being entitled to the income on that share for purposes of determining whether it satisfies the Income Requirement.

     If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" (as described in each Prospectus) ("QDI") would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

     Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes the Fund pays. Pursuant to that election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend the Fund paid that represents its income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against his or her federal income tax or, alternatively, deduct the taxes deemed paid by him or her in computing his or her taxable income. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of the Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

     The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund's distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on QDI.

     If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

     Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so.

     The Fund's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

     Exchange-traded futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Code), certain foreign currency contracts, and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") in which the Fund may invest are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

     If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUND'S SHAREHOLDERS
-----------------------------------

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     The Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

     Dividends the Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The 2004 Act, however, created two categories of dividends, "short-term capital gain dividends" and "interest-related dividends," that, if properly designated by the Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to the excess of net short-term capital gain over net long-term capital loss, computed with certain adjustments. The exemption from withholding tax will apply to short-term capital gain and interest-related dividends the Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.

     As described in "Maintaining Your Account" in the Prospectus, the Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

                                FUND TRANSACTIONS

     Each of Neuberger Berman and Lehman Brothers may act as broker for the Fund. In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.

     The Fund may, from time to time, loan portfolio securities to Neuberger Berman, Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

     The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Fund are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

     The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

     In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of

Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

     A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

COMMISSION RECAPTURE PROGRAM AND EXPENSE OFFSET ARRANGEMENT
-----------------------------------------------------------

     The Fund is eligible to participate in a commission recapture program with Citigroup Global Markets Inc., which enables the Fund to recoup a portion of the commissions it pays to a broker that is not a related party of the Fund by redirecting these commissions to pay for some of its operational expenses. Expenses paid through this program may include costs of custodial, transfer agency or accounting services.

     The Fund also has an expense offset arrangement in connection with its custodian contract.

PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

PROXY VOTING
------------

     The Board of Trustees has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Fund's portfolio. Under this authority, Neuberger Berman is required by the Board of Trustees to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board of Trustees permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

     Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

     In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

PORTFOLIO HOLDINGS DISCLOSURE POLICY
------------------------------------

     The Fund prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").


     NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Fund's President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.


PORTFOLIO HOLDINGS DISCLOSURE PROCEDURES
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the Fund's President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     Neither the Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement,

Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Trustees reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to a Code of Ethics adopted by the Fund, NB Management and Neuberger Berman ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund's shareholders. The Code also prohibits any person associated with the Fund, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

PORTFOLIO HOLDINGS APPROVED RECIPIENTS
--------------------------------------

     The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved
Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     SECURITIES LENDING AGENT. The Fund may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUND. The Fund may also disclose portfolio holdings information prior to their being made public to its independent registered public accounting firm, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     RATING, RANKING AND RESEARCH AGENCIES. The Fund will send its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund will provide its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. The Fund also will provide its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by the Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

                             REPORTS TO SHAREHOLDERS

     Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

     The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has fourteen separate operating series. The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.


                          CUSTODIAN AND TRANSFER AGENT

     The Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.


                                  LEGAL COUNSEL

     The Trust has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, NW Washington, DC 20006, as its legal counsel.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The Fund has not yet commenced operations as of the date of this SAI and therefore had no beneficial and record owners of more than five percent of the Fund.

                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                                                                      APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

      S&P CORPORATE BOND RATINGS:
      ---------------------------

          AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

          A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

          BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

          BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          CI - The rating CI is reserved for income bonds on which no interest is being paid.

          D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S CORPORATE BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      S&P COMMERCIAL PAPER RATINGS:
      -----------------------------

          A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

MOODY'S COMMERCIAL PAPER RATINGS:
---------------------------------

          Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

             -    Leading market positions in well-established industries.

             -    High rates of return on funds employed.

             - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

             - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

             - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 120 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits.
-------     --------

(a)   (1)     Restated Certificate of Trust.  Incorporated by Reference to
              Post-Effective Amendment No. 82 to Registrant's Registration
              Statement, File Nos. 2-11357 and 811-582 (Filed December 21,
              1998).

      (2) Trust Instrument of Neuberger Berman Equity Funds Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 113 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 30, 2005).

      (3) Amended Trust Instrument Schedule A - Listing the current series and classes of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 118 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 16, 2006).

(b) By-Laws of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

(c)   (1)     Trust Instrument of Neuberger Berman Equity Funds Amended and
              Restated, Articles IV, V, and VI.  Incorporated by Reference to
              Post-Effective Amendment No. 113 to Registrant's Registration
              Statement, File Nos. 2-11357 and 811-582 (December 30, 2005).

      (2)     By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and
              VIII.  Incorporated by Reference to Post-Effective Amendment
              No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

      (3) Plan of Share Class Conversion with Respect to Neuberger Berman Real Estate Fund. Incorporated by Reference to Post-Effective Amendment No. 113 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 30, 2005).

(d)   (1)     (i) Management Agreement Between Neuberger Berman Equity Funds
                  and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

              (ii)Amended Management Agreement Schedules listing the current series of Neuberger Berman Equity Funds subject to the Management Agreement and the compensation under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 115 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 14,
                  2006).

      (2)     (i) Sub-Advisory Agreement Between Neuberger Berman Management
                  Inc. and Neuberger Berman, LLC with respect to Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                  2003).

              (ii)Amended Sub-Advisory Agreement Schedule listing the current series of Neuberger Berman Equity Funds subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 115 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 14,
                  2006).

(e)   (1)     Distribution Agreement Between Neuberger Berman Equity Funds and
              Neuberger Berman Management Inc. with Respect to Investor Class
              Shares.  Incorporated by Reference to Post-Effective Amendment
              No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

      (2) Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Genesis Fund, International Fund and Manhattan Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

      (3)     (i) Distribution and Services Agreement Between Neuberger Berman
                  Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Focus Fund, Guardian Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

              (ii)Amended Distribution and Services Agreement Schedule with
                  Respect to Trust Class Shares of Focus Fund, Guardian Fund, International Large Cap Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 115 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 14, 2006).

      (4) Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
              2003).

      (5) Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of the Genesis Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
              2003).

      (6)     (i) Distribution Agreement Between Neuberger Berman Equity Funds
                  and Neuberger Berman Management Inc. with Respect to International Institutional Fund. Incorporated by Reference to Post-Effective Amendment No. 110 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 14, 2005).

              (ii)Amended Distribution Agreement Schedule with Respect to
                  International Institutional Fund and the Institutional Class Shares of Fasciano Fund, Focus Fund, Guardian Fund, Manhattan Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 114 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed January 30, 2006).

(f)           Bonus or Profit Sharing Contracts.  None.

(g)   (1)     Custodian Contract Between Neuberger Berman Equity Funds and
              State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration
              Statement, File Nos. 2-11357 and 811-582 (Filed December 15,
              1995).

      (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

(h)   (1)     Transfer Agency and Service Agreement.  Incorporated by Reference
              to Post-Effective Amendment No. 116 to Registrant's Registration
              Statement, File Nos. 2-11357 and 811-582 (Filed June 2, 2006).

      (2) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

      (3) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

      (4)     (i) Administration Agreement Between Neuberger Berman Equity
                  Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                  2003).

              (ii)Amended Administration Agreement Schedule with respect to
                  Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 115 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 14,
                  2006).

      (5)     (i) Administration Agreement Between Neuberger Berman Equity
                  Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Genesis Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

      (6)     (i) Administration Agreement Between Neuberger Berman Equity
                  Funds and Neuberger Berman Management Inc. with Respect to International Institutional Fund. Incorporated by Reference to Post-Effective Amendment No. 110 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 14, 2005).

              (ii)Amended Administration Agreement Schedule with Respect to
                  International Institutional Fund and the Institutional Class Shares of Fasciano Fund, Focus Fund, Guardian Fund, Manhattan Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 114 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed January 30, 2006).

      (7) Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of the International Large Cap Fund. (Filed herewith).

(i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with Respect to Securities Matters of the Registrant. (Filed herewith).

(j)   Consent of Independent Registered Accounting Firm.  None.

(k)   Financial Statements Omitted from Prospectus.  None.

(l)   Letter of Investment Intent.  None.

(m)   (1) (i) Plan Pursuant to Rule 12b-1 with Respect to Trust Class of
              Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13,
              2000).

          (ii)Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Trust Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 115 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 14, 2006).

      (2) (i) Plan Pursuant to Rule 12b-1 with Respect to Advisor Class of Neuberger Berman Equity Funds. Incorporated by Reference to

              Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13,
              2000).

          (ii)Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Advisor Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

(n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 112 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2005).

(o) Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 17, 2003).

(p) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).


Item 24.    Persons Controlled by or Under Common Control With Registrant.
--------    --------------------------------------------------------------

      No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
--------    ----------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

      Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

      Section 9.1 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

      Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser and Sub-adviser.
-------    ---------------------------------------------------------------------

            There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Ann H. Benjamin               Portfolio Manager, High Income Bond Portfolio, a
Vice President, NB Management series of Neuberger Berman Advisers Management
                              Trust; Portfolio Manager, Neuberger Berman High
                              Income Bond Fund and Neuberger Berman Strategic
                              Income Fund, each a series of Neuberger Berman
                              Income Funds; Portfolio Manager, Neuberger
                              Berman Income Opportunity Fund Inc.

Michael L. Bowyer             Associate Portfolio Manager, Neuberger Berman
Vice President, NB Management Genesis Fund, a series of Neuberger Berman
                              Equity Funds.

Claudia A. Brandon            Vice President, Neuberger Berman, LLC since
Vice President/Mutual Fund    2002; Employee, Neuberger Berman, LLC since
Board Relations and           1999; Secretary, Neuberger Berman Advisers
Assistant Secretary,          Management Trust; Secretary, Neuberger Berman
NB Management.                Equity Funds; Secretary, Neuberger Berman Income
                              Funds; Secretary, Neuberger Berman Real Estate
                              Income Fund Inc.; Secretary, Neuberger Berman
                              Intermediate Municipal Fund Inc.; Secretary,
                              Neuberger Berman New York Intermediate Municipal
                              Fund Inc.; Secretary, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              Secretary, Neuberger Berman Realty Income Fund
                              Inc.; Secretary, Neuberger Berman Income
                              Opportunity Fund Inc.; Secretary, Neuberger
                              Berman Real Estate Securities Income Fund Inc.;
                              Secretary, Neuberger Berman Dividend Advantage
                              Fund Inc.; Secretary, Neuberger Berman
                              Institutional Liquidity Series; Secretary,
                              Lehman Brothers Institutional Liquidity Series;
                              Secretary, Institutional Liquidity Trust;
                              Secretary, Lehman Brothers Reserve Liquidity
                              Series.

Thomas J. Brophy              Managing Director, Neuberger Berman, LLC;
Vice President, NB            Portfolio Manager, Neuberger Berman California
Management.                   Intermediate Municipal Fund Inc.; Portfolio
                              Manager, Neuberger Berman Intermediate Municipal
                              Fund Inc.; Portfolio Manager, Neuberger Berman
                              New York Intermediate Municipal Fund Inc.;
                              Portfolio Manager, Neuberger Berman Municipal
                              Securities Trust, a series of Neuberger Berman
                              Income Funds.

Jon D. Brorson                Portfolio Manager, Balanced Portfolio, Growth
Vice President, NB            Portfolio and Mid-Cap Growth Portfolio, each a
Management.                   series of Neuberger Berman Advisers Management
                              Trust; Portfolio Manager, Neuberger Berman
                              Century Fund, Neuberger Berman Manhattan Fund and Neuberger Berman Millennium Fund, each a series of Neuberger Berman Equity Funds.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Steven R. Brown               Managing Director, Neuberger Berman, LLC;
Vice President, NB            Portfolio Manager, Neuberger Berman Real Estate
Management.                   Income Fund Inc.; Portfolio Manager, Neuberger
                              Berman Realty Income Fund Inc.; Portfolio
                              Manager, Neuberger Berman Income Opportunity
                              Fund Inc.; Portfolio Manager, Neuberger Berman
                              Real Estate Securities Income Fund Inc.;
                              Portfolio Manager, Neuberger Berman Dividend
                              Advantage Fund Inc.; Portfolio Manager,
                              Neuberger Berman Real Estate Fund, a series of
                              Neuberger Berman Equity Funds; Portfolio
                              Manager, Real Estate Portfolio, a series of
                              Neuberger Berman Advisers Management Trust;
                              Portfolio Manager, Neuberger Berman Strategic
                              Income Fund, a series of Neuberger Berman Income
                              Funds.

David H. Burshtan             Portfolio Manager, Neuberger Berman Millennium
Vice President, NB            Fund, a series of Neuberger Berman Equity Funds.
Management.

Lori B. Canell                Managing Director, Neuberger Berman, LLC;
Vice President, NB            Portfolio Manager, Neuberger Berman California
Management.                   Intermediate Municipal Fund Inc.; Portfolio
                              Manager, Neuberger Berman Intermediate Municipal
                              Fund Inc.; Portfolio Manager, Neuberger Berman
                              New York Intermediate Municipal Fund Inc.;
                              Portfolio Manager, Neuberger Berman Municipal
                              Securities Trust, a series of Neuberger Berman
                              Income Funds.

Robert Conti                  Senior Vice President of Neuberger Berman, LLC,
Senior Vice President,        since 2003; Vice President, Neuberger Berman,
NB Management.                LLC, from 1999 to 2003; Vice President,
                              Neuberger Berman Income Funds; Vice President,
                              Neuberger Berman Equity Funds; Vice President,
                              Neuberger Berman Advisers Management Trust; Vice
                              President, Neuberger Berman Real Estate Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Intermediate Municipal Fund Inc.; Vice
                              President, Neuberger Berman New York
                              Intermediate Municipal Fund Inc.; Vice
                              President, Neuberger Berman California
                              Intermediate Municipal Fund Inc.; Vice
                              President, Neuberger Berman Realty Income Fund
                              Inc.; Vice President, Neuberger Berman Income
                              Opportunity Fund Inc.; Vice President, Neuberger
                              Berman Real Estate Securities Income Fund Inc.;
                              Vice President, Neuberger Berman Dividend
                              Advantage Fund Inc.; Vice President, Neuberger
                              Berman Institutional Liquidity Series; Vice
                              President, Lehman Brothers Institutional
                              Liquidity Series; Vice President, Institutional
                              Liquidity Trust; Vice President, Lehman Brothers
                              Reserve Liquidity Series.

Robert B. Corman              Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Focus Fund,
NB Management.                a series of Neuberger Berman Equity Funds;
                              Portfolio Manager, Focus Portfolio, a series of
                              Neuberger Berman Advisers Management Trust.

Robert W. D'Alelio            Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Genesis
NB Management.                Fund, a series of Neuberger Berman Equity Funds.

Cynthia L. Damian             None.
Vice President,
NB Management.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

John E. Dugenske              Portfolio Manager, Balanced Portfolio and
Vice President,               Limited Maturity Bond Portfolio, each a series
NB Management.                of Neuberger Berman Advisers Management Trust;
                              Portfolio Manager, Neuberger Berman Cash
                              Reserves, Neuberger Berman Government Money Fund and Neuberger Berman Limited Maturity Bond Fund, each a series of Neuberger Berman Income Funds.

Ingrid Dyott                  Vice President, Neuberger Berman, LLC; Associate
Vice President,               Portfolio Manager, Guardian Portfolio, a series
NB Management.                of Neuberger Berman Advisers Management Trust;
                              Portfolio Manager, Socially Responsive
                              Portfolio, a series of Neuberger Berman Advisers
                              Management Trust; Associate Portfolio Manager,
                              Neuberger Berman Guardian Fund, a series of
                              Neuberger Berman Equity Funds; Portfolio
                              Manager, Neuberger Berman Socially Responsive
                              Fund, a series of Neuberger Berman Equity Funds.

Michael F. Fasciano           Managing Director, Neuberger Berman, LLC since
Vice President, NB            March 2001; Portfolio Manager, Neuberger Berman
Management.                   Fasciano Fund, a series of Neuberger Berman
                              Equity Funds; Portfolio Manager, Fasciano
                              Portfolio, a series of Neuberger Berman Advisers
                              Management Trust.

Janet A. Fiorenza             Portfolio Manager, Lehman Brothers Municipal
Vice President,               Money Fund, National Municipal Money Fund,
NB Management.                Lehman Brothers New York Municipal Money Fund
                              and Tax-Free Money Fund, each a series of Neuberger Berman Income Funds.

William J. Furrer             Portfolio Manager, Lehman Brothers Municipal
Vice President,               Money Fund, National Municipal Money Fund,
NB Management.                Lehman Brothers New York Municipal Money Fund
                              and Tax-Free Money Fund, each a series of Neuberger Berman Income Funds.

Brian J. Gaffney              Managing Director, Neuberger Berman, LLC since
Senior Vice President,        1999; Vice President, Neuberger Berman Income
NB Management.                Funds; Vice President, Neuberger Berman Equity
                              Funds; Vice President, Neuberger Berman Advisers
                              Management Trust; Vice President, Neuberger
                              Berman Real Estate Income Fund Inc.; Vice
                              President, Neuberger Berman Intermediate
                              Municipal Fund Inc.; Vice President, Neuberger
                              Berman New York Intermediate Municipal Fund
                              Inc.; Vice President, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              Vice President, Neuberger Berman Realty Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Income Opportunity Fund Inc.; Vice President,
                              Neuberger Berman Real Estate Securities Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Dividend Advantage Fund Inc.; Vice President,
                              Neuberger Berman Institutional Liquidity Series;
                              Vice President, Lehman Brothers Institutional
                              Liquidity Series; Vice President, Institutional
                              Liquidity Trust; Vice President, Lehman Brothers
                              Reserve Liquidity Series.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Maxine L. Gerson              Senior Vice President, Neuberger Berman, LLC
Secretary and General         since 2002; Deputy General Counsel and Assistant
Counsel, NB Management.       Secretary, Neuberger Berman, LLC since 2001;
                              Chief Legal Officer, Neuberger Berman Income
                              Funds; Chief Legal Officer, Neuberger Berman
                              Equity Funds; Chief Legal Officer, Neuberger
                              Berman Advisers Management Trust; Chief Legal
                              Officer, Neuberger Berman Real Estate Income
                              Fund Inc.; Chief Legal Officer, Neuberger Berman
                              Intermediate Municipal Fund Inc.; Chief Legal
                              Officer, Neuberger Berman New York Intermediate
                              Municipal Fund Inc.; Chief Legal Officer,
                              Neuberger Berman California Intermediate
                              Municipal Fund Inc.; Chief Legal Officer,
                              Neuberger Berman Realty Income Fund Inc.; Chief
                              Legal Officer, Neuberger Berman Income
                              Opportunity Fund Inc.; Chief Legal Officer,
                              Neuberger Berman Real Estate Securities Income
                              Fund Inc.; Chief Legal Officer, Neuberger Berman
                              Dividend Advantage Fund Inc.; Chief Legal
                              Officer, Neuberger Berman Institutional
                              Liquidity Series; Chief Legal Officer, Lehman
                              Brothers Institutional Liquidity Series; Chief
                              Legal Officer, Institutional Liquidity Trust;
                              Chief Legal Officer, Lehman Brothers Reserve
                              Liquidity Series.

Theodore P. Giuliano          Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Cash
NB Management.                Reserves, Neuberger Berman Government Money
                              Fund, Neuberger Berman Limited Maturity Bond
                              Fund, Neuberger Berman Municipal Securities
                              Trust and Neuberger Berman Strategic Income
                              Fund, each a series of Neuberger Berman Income
                              Funds; Portfolio Manager, Balanced Portfolio and
                              Limited Maturity Bond Portfolio, each a series of Neuberger Berman Advisers Management Trust;
                              Portfolio Manager, Neuberger Berman California
                              Intermediate Municipal Fund, Inc.; Portfolio
                              Manager, Neuberger Berman Intermediate Municipal
                              Fund, Inc.; Portfolio Manager, Neuberger Berman
                              New York Intermediate Municipal Fund, Inc.

Edward S. Grieb               Senior Vice President and Treasurer, Neuberger
Treasurer and Chief           Berman, LLC; Treasurer, Neuberger Berman Inc.
Financial Officer,
NB Management.

Michael J. Hanratty           None.
Vice President,
NB Management.

Alyssa S. Juros               Associate Portfolio Manager, Neuberger Berman
Vice President,               Cash Reserves and Neuberger Berman Government
NB Management.                Money Fund, each a series of Neuberger Berman
                              Income Funds.

Milu E. Komer                 Associate Portfolio Manager, International
Vice President,               Portfolio, a series of Neuberger Berman Advisers
NB Management.                Management Trust; Associate Portfolio Manager,
                              Neuberger Berman International Fund, Neuberger
                              Berman International Institutional Fund and
                              Neuberger Berman International Large Cap Fund, each a series of Neuberger Berman Equity Funds.

Sajjad S. Ladiwala            Associate Portfolio Manager, Guardian Portfolio
Vice President,               and Socially Responsive Portfolio, each a series
NB Management.                of Neuberger Berman Advisers Management Trust;
                              Associate Portfolio Manager, Neuberger Berman
                              Guardian Fund and Neuberger Berman Socially
                              Responsive Fund, each a series of Neuberger
                              Berman Equity Funds.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Kelly M. Landron              Portfolio Manager, Lehman Brothers Municipal
Vice President, NB            Money Fund, National Municipal Money Fund,
Management Inc.               Lehman Brothers New York Municipal Money Fund
                              and Tax-Free Money Fund, each a series of Neuberger Berman Income Funds.

Jeffrey B. Lane               President and Chief Operating Officer, Neuberger
Director, NB Management.      Berman, LLC; Director and President, Neuberger
                              Berman Inc.

Richard S. Levine             Portfolio Manager, Neuberger Berman Strategic
Vice President,               Income Fund, a series of Neuberger Berman Income
NB Management.                Funds; Portfolio Manager, Neuberger Berman
                              Dividend Advantage Fund Inc.

John A. Lovito                Portfolio Manager, Neuberger Berman Strategic
Vice President,               Income Fund, a series of Neuberger Berman Income
NB Management.                Funds.

Arthur Moretti                Managing Director, Neuberger Berman, LLC since
Vice President, NB            June 2001; Portfolio Manager, Neuberger Berman
Management.                   Guardian Fund and Neuberger Berman Socially
                              Responsive Fund, each a series of Neuberger
                              Berman Equity Funds; Portfolio Manager, Guardian
                              Portfolio and Socially Responsive Portfolio, each a series of Neuberger Berman Advisers
                              Management Trust.

S. Basu Mullick               Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Partners
NB Management.                Fund and Neuberger Berman Regency Fund, each a
                              series of Neuberger Berman Equity Funds;
                              Portfolio Manager, Partners Portfolio and
                              Regency Portfolio, each a series of Neuberger
                              Berman Advisers Management Trust.

Thomas P. O'Reilly            Portfolio Manager, Neuberger Berman Income
Vice President,               Opportunity Fund Inc.; Portfolio Manager,
NB Management.                Neuberger Berman Strategic Income Fund and
                              Neuberger Berman High Income Bond Fund, each a series of Neuberger Berman Income Funds;
                              Portfolio Manager, High Income Bond Portfolio, a series of Neuberger Berman Advisers Management
                              Trust.

Loraine Olavarria             None.
Assistant Secretary,
NB Management.

Elizabeth Reagan              None.
Vice President,
NB Management.

Brett S. Reiner               Associate Portfolio Manager, Neuberger Berman
Vice President,               Genesis Fund, a series of Neuberger Berman
NB Management.                Equity Funds.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

                              Executive Vice President, Neuberger Berman, LLC;
Jack L. Rivkin                Executive Vice President, Neuberger Berman Inc.;
Chairman and Director, NB     President and Director, Neuberger Berman Real
Management.                   Estate Income Fund Inc; President and Director,
                              Neuberger Berman Intermediate Municipal Fund
                              Inc.; President and Director, Neuberger Berman
                              New York Intermediate Municipal Fund Inc.;
                              President and Director, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              President and Trustee, Neuberger Berman Advisers
                              Management Trust; President and Trustee,
                              Neuberger Berman Equity Funds; President and
                              Trustee, Neuberger Berman Income Funds;
                              President and Director, Neuberger Berman Realty
                              Income Fund Inc.; President and Director,
                              Neuberger Berman Income Opportunity Fund Inc.;
                              President and Director, Neuberger Berman Real
                              Estate Securities Income Fund Inc.; President,
                              Director and Portfolio Manager, Neuberger Berman
                              Dividend Advantage Fund Inc.; President and
                              Trustee, Neuberger Berman Institutional
                              Liquidity Series; President and Trustee, Lehman
                              Brothers Institutional Liquidity Series;
                              President and Trustee, Institutional Liquidity
                              Trust; President and Trustee, Lehman Brothers
                              Reserve Liquidity Series; Portfolio Manager,
                              Neuberger Berman Strategic Income Fund, a series of Neuberger Berman Income Funds; Director, Dale
                              Carnegie and Associates, Inc. since 1998;
                              Director, Solbright, Inc. since 1998.

Benjamin E. Segal             Managing Director, Neuberger Berman, LLC since
Vice President,               November 2000, prior thereto, Vice President,
NB Management.                Neuberger Berman, LLC; Portfolio Manager,
                              Neuberger Berman International Fund, Neuberger
                              Berman International Institutional Fund and
                              Neuberger Berman International Large Cap Fund, each a series of Neuberger Berman Equity Funds;
                              Portfolio Manager, International Portfolio, a series of Neuberger Berman Advisers Management
                              Trust.

Michelle B. Stein             Portfolio Manager, Neuberger Berman Dividend
Vice President,               Advantage Fund Inc.
NB Management.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Peter E. Sundman              Executive Vice President, Neuberger Berman Inc.
President and Director,       since 1999; Head of Neuberger Berman Inc.'s
NB Management.                Mutual Funds Business (since 1999) and
                              Institutional Business (1999 to October 2005);
                              responsible for Managed Accounts Business and intermediary distribution since October 1999;
                              Managing Director, Neuberger Berman since 2005;
                              formerly, Executive Vice President, Neuberger
                              Berman, 1999 to December 2005; Director and Vice
                              President, Neuberger & Berman Agency, Inc. since
                              2000; Chairman of the Board, Chief Executive
                              Officer and Trustee, Neuberger Berman Income
                              Funds; Chairman of the Board, Chief Executive
                              Officer and Trustee, Neuberger Berman Advisers
                              Management Trust; Chairman of the Board, Chief
                              Executive Officer and Trustee, Neuberger Berman
                              Equity Funds; Chairman of the Board, Chief
                              Executive Officer and Director, Neuberger Berman
                              Real Estate Income Fund Inc.; Chairman of the
                              Board, Chief Executive Officer and Director,
                              Neuberger Berman Intermediate Municipal Fund
                              Inc.; Chairman of the Board, Chief Executive
                              Officer and Director, Neuberger Berman New York
                              Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                              Neuberger Berman California Intermediate
                              Municipal Fund Inc.; Chairman of the Board,
                              Chief Executive Officer and Director, Neuberger
                              Berman Realty Income Fund Inc.; Chairman of the
                              Board, Chief Executive Officer and Director,
                              Neuberger Berman Income Opportunity Fund Inc.;
                              Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate
                              Securities Income Fund Inc.; Chairman of the
                              Board, Chief Executive Officer and Director,
                              Neuberger Berman Dividend Advantage Fund Inc.;
                              Chairman of the Board, Chief Executive Officer and Trustee, Neuberger Berman Institutional
                              Liquidity Series; Chairman of the Board, Chief
                              Executive Officer and Trustee, Lehman Brothers
                              Institutional Liquidity Series; Chairman of the
                              Board, Chief Executive Officer and Trustee,
                              Institutional Liquidity Trust; Chairman of the
                              Board, Chief Executive Officer and Trustee,
                              Lehman Brothers Reserve Liquidity Series;
                              Trustee, College of Wooster.

Kenneth J. Turek              Portfolio Manager, Balanced Portfolio, Growth
Vice President,               Portfolio and Mid-Cap Growth Portfolio, each a
NB Management.                series of Neuberger Berman Advisers Management
                              Trust; Portfolio Manager, Neuberger Berman
                              Century Fund and Neuberger Berman Manhattan
                              Fund, each a series of Neuberger Berman Equity
                              Funds.

Judith M. Vale                Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Genesis
NB Management.                Fund, a series of Neuberger Berman Equity Funds.

John T. Zielinsky             Portfolio Manager, Neuberger Berman Century
Vice President,               Fund, a series of Neuberger Berman Equity Funds.
NB Management.

Item 27.    Principal Underwriters.
-------     -----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Income Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Series
            Lehman Brothers Reserve Liquidity Series

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                        POSITIONS AND OFFICES         POSITIONS AND OFFICES
   NAME                 WITH UNDERWRITER              WITH REGISTRANT
   ----                 ----------------              ---------------
   Ann H. Benjamin      Vice President                None
   Michael L. Bowyer    Vice President                None
   Claudia A. Brandon   Vice President/Mutual Fund    Secretary
                        Board Relations & Assistant
                        Secretary
   Thomas J. Brophy     Vice President                None
   Jon D. Brorson       Vice President                None
   Steven R. Brown      Vice President                None
   David H. Burshtan    Vice President                None
   Lori B. Canell       Vice President                None
   Robert Conti         Senior Vice President         Vice President
   Robert B. Corman     Vice President                None
   Robert W. D'Alelio   Vice President                None
   Cynthia L. Damian    Vice President                None
   John E. Dugenske     Vice President                None
   Ingrid Dyott         Vice President                None
   Michael F. Fasciano  Vice President                None
   Janet A. Fiorenza    Vice President                None
   William J. Furrer    Vice President                None
   Brian J. Gaffney     Senior Vice President         Vice President
   Maxine L. Gerson     Secretary                     Chief Legal Officer
                                                      (only for purposes of
                                                      sections 307 and 406 of
                                                      the Sarbanes - Oxley Act
                                                      of 2002)
   Theodore P. Giuliano Vice President                None
   Edward S. Grieb      Treasurer and Chief           None
                        Financial Officer
   Michael J. Hanratty  Vice President                None
   Alyssa Juros         Vice President                None
   Milu E. Komer        Vice President                None
   Sajjad S. Ladiwala   Vice President                None
   Richard S. Levine    Vice President                None
   John A. Lovito       Vice President                None

                        POSITIONS AND OFFICES         POSITIONS AND OFFICES
   NAME                 WITH UNDERWRITER              WITH REGISTRANT
   ----                 ----------------              ---------------
   Kelly M. Landron     Vice President                None
   Jeffrey B. Lane      Director                      None
   Arthur Moretti       Vice President                None
   S. Basu Mullick      Vice President                None
   Thomas P. O'Reilly   Vice President                None
   Loraine Olavarria    Assistant Secretary           None
   Elizabeth Reagan     Vice President                None
   Brett S. Reiner      Vice President                None
   Jack L. Rivkin       Chairman and Director         President and Trustee
   Benjamin E. Segal    Vice President                None
   Michelle B. Stein    Vice President                None
   Kenneth J. Turek     Vice President                None
   Peter E. Sundman     President and Director        Chairman of the Board,
                                                      Chief Executive Officer
                                                      and Trustee
   Judith M. Vale       Vice President                None
   Chamaine Williams    Chief Compliance Officer      Chief Compliance Officer
   John T. Zielinsky    Vice President                None

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
-------     ---------------------------------

      All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.    Management Services.
-------     --------------------

      Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.
-------     -------------

      None.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment 120 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 25th day of July 2006.


                                          NEUBERGER BERMAN EQUITY FUNDS


                                          By:      /s/ Jack L. Rivkin
                                               ---------------------------------
                                          Name:  Jack L. Rivkin*
                                          Title:  President and Trustee


      Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 120 has been signed below by the following persons in the capacities and on the date indicated.

Signature                             Title                      Date
---------                             -----                      ----

                              Chairman of the Board,
                             Chief Executive Officer
/s/ Peter E. Sundman               and Trustee              July 25, 2006
----------------------------
Peter E. Sundman*

/s/ Jack L. Rivkin            President and Trustee         July 25, 2006
----------------------------
Jack L. Rivkin*

                             Treasurer and Principal
                             Financial and Accounting
/s/ John M. McGovern                 Officer                July 25, 2006
----------------------------
John M. McGovern

/s/ John Cannon                      Trustee                July 25, 2006
----------------------------
John Cannon*

/s/ Faith Colish                     Trustee                July 25, 2006
----------------------------
Faith Colish*

/s/ C. Anne Harvey                   Trustee                July 25, 2006
----------------------------
C. Anne Harvey*

/s/ Barry Hirsch                     Trustee                July 25, 2006
----------------------------
Barry Hirsch*

/s/ Robert A. Kavesh                 Trustee                July 25, 2006
----------------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                 Trustee                July 25, 2006
----------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                Trustee                July 25, 2006
----------------------------
Edward I. O'Brien*

Signature                             Title                      Date
---------                             -----                      ----

/s/ William E. Rulon                 Trustee                July 25, 2006
----------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                Trustee                July 25, 2006
----------------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                  Trustee                July 25, 2006
----------------------------
Tom Decker Seip*

/s/ Candace L. Straight              Trustee                July 25, 2006
----------------------------
Candace L. Straight*

/s/ Peter P. Trapp                   Trustee                July 25, 2006
----------------------------
Peter P. Trapp*

* Signatures affixed by Arthur C. Delibert on July 25, 2006 pursuant to power of attorney filed with Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 002-11357 and 811-00582, on October 17, 2003.